                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-08437
                                  ---------------------------------------------

                           Undiscovered Managers Funds
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

             522 Fifth Avenue,  New York,                      NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   ----------------------------

Date of fiscal year end:    August 31, 2004
                        -------------------------------------------------------

Date of reporting period:   September 1, 2003 through February 29, 2004
                        -------------------------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[GRAPHIC]

JPMORGAN FUNDS

SEMI-ANNUAL REPORT
FEBRUARY 29 2004

UNDISCOVERED MANAGERS FUNDS

BEHAVIORAL GROWTH FUND

BEHAVIORAL VALUE FUND

REIT FUND

SMALL CAP GROWTH FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMORGAN FLEMING ASSET MANAGEMENT is a premier global wealth manager that has been working with affluent investors for over a hundred years. This experience provides us with a keen understanding of the unique needs of the affluent investor's portfolio. The legacy of our experience, coupled with our GLOBAL INTELLECTUAL CAPITAL, is the foundation from which our investment products have been built. We have a worldwide investment presence. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our marketplace. JPMorgan Fleming Asset Management is an EXPERIENCED PARTNER dedicated to working with your financial advisor to help provide you with a broad array of WEALTH SOLUTIONS.

CONTENTS

President's Letter                       1

Fund Commentaries:                       2

Behavioral Growth Fund                   2

Behavioral Value Fund                    5

REIT Fund                                8

Small Cap Growth Fund                   11

Portfolios of Investments               14

Financial Statements                    24

Notes to Financial Statements           30

Financial Highlights                    40

HIGHLIGHTS

-    Recovery drives strong rally

-    Small stocks outperform

-    Rate of stock price appreciation slows latterly

-    Market backdrop remains positive

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds' prospectus for a discussion of the Funds' investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

UNDISCOVERED MANAGERS FUNDS

PRESIDENT'S LETTER  APRIL 12, 2004

[PHOTO OF GEORGE C.W. GATCH]

"THE EQUITY MARKET RALLIED SIGNIFICANTLY DURING THE SIX MONTHS, AS A COMBINATION OF STRONG ECONOMIC GROWTH AND ACCELERATING CORPORATE EARNINGS PROVIDED REAL EVIDENCE OF RECOVERY."

DEAR SHAREHOLDER:

We are pleased to present this semi-annual report for the Undiscovered Managers Funds. Inside, you'll find information detailing the performance of the Funds for the six months ended February 29, 2004, along with reports from the Portfolio Managers.

EVIDENCE OF ECONOMIC RECOVERY DRIVES STOCK MARKET RALLY

The equity market rallied significantly during the six months, as a combination of strong economic growth and accelerating corporate earnings provided real evidence of recovery. The manufacturing sector expanded substantially, as signified by the National ISM Index reaching a 20-year high in January, while S&P 500 companies reported robust earnings growth for both the third and fourth quarters of 2003. In a sign of growing corporate confidence, merger and acquisition deals surged. Additionally, consumer confidence remained strong. Only unemployment caused concern, as feeble employment growth caused some to worry about a "jobless recovery", although others were encouraged by a labor market that was expanding, but not so fast as to increase wage costs.

Stocks surged, with the S&P 500 Index rising more than 5% during each of the two months of December and October alone. Overall, the broad-based S&P 500 Index was up 14.6% for the six months. The tech-heavy NASDAQ Composite Index slightly underperformed for the period, with a 12.5% rise. Meanwhile, small caps were clear outperformers, with the Russell 2000 Index up 18.3%.

INTEREST RATE AND VALUATION CONCERNS

Towards the end of the period, the rally lost some momentum as both interest rate policy and valuation concerns emerged. In late January, the Federal Reserve's open market committee served a wake-up call, when it dropped its commitment to keep interest rates low "for a considerable period". Inflation remained benign for most of the period, but higher than expected January consumer price rises added to trepidation that the Federal Reserve might raise rates sooner than expected. Meanwhile, market moves in February suggested full valuation - as despite good earnings news and strong retail flows into mutual funds, stocks lost momentum.

IMPORTANT MERGER NEWS

As you may know, JPMorgan Chase and Bank One have agreed to combine forces by mid-2004, subject to approval of the Firms' shareholders and certain regulatory agencies. We believe that the merger is compelling both strategically and financially. We believe that the newly combined organization will have top-tier positions in both wholesale and retail financial services, an extensive client base and greater scale. We will have an extraordinarily talented team that shares common values and a strong client orientation. On behalf of all of us here at JPMorgan Fleming Asset Management, we look forward to serving your investment needs for many years to come.

Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely yours,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND

AS OF FEBRUARY 29, 2004                                              (Unaudited)

FUND FACTS

Fund Inception                    12/31/97

Fiscal Year End                  AUGUST 31

Net Assets as of 2/29/2004
(In Millions)                       $129.5

Primary Benchmark             RUSSELL 2500
                              GROWTH INDEX

Q: HOW DID THE FUND PERFORM?

A: The Undiscovered Managers Behavioral Growth Fund seeks growth of capital.
   During the six month period ended February 29, 2004, the Undiscovered Managers Behavioral Growth Fund posted a return of 10.1% (Institutional Shares). The Russell 2500 Growth benchmark increased 15.2% during the same period.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund's underperformance of its benchmark occurred all in the months of December 2003 and February 2004. December saw profit taking after a strong year in equities and increased buying in speculative stocks with no earnings. The trend hurt the fund since it invests only in profitable companies. The same situation reoccurred in February.

   In particular, electric technology and consumer services stocks underperformed in the six months leading to February. The brightest spots in the portfolio were health technology and consumer non-durables.

Q: HOW WAS THE FUND MANAGED?

A: When looking for securities, we seek out stocks that we believe are mispriced based on behavioral biases rather than the more typical mispricings (PE, PB, or growth rates) used by other investment managers. This results in a portfolio that is different from those of the typical small/mid growth manager, producing, on average, a low correlation to the benchmark. The recent economic growth in the United States has created a number of new opportunities for the portfolio to consider. In the fourth quarter we bought fifteen new companies where we believed mispricing was occurring due to behavioral biases. The coming quarters will determine whether these stocks will outperform but the important distinction is that there are always companies exceeding the markets expectations.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                            39.6%
Consumer Goods & Services             34.2%
Health Services & Systems             12.1%
Pharmaceuticals                        7.1%
Telecommunications                     3.2%
Short-Term Investments                 2.3%
Industrial Products & Services         1.5%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Varian Medical Systems, Inc.       3.9%
 2. Coach, Inc.                        3.7%
 3. Novell, Inc.                       3.4%
 4. Gen-Probe, Inc.                    3.2%
 5. International Game Technology      3.1%
 6. Infospace, Inc.                    2.7%
 7. Marvel Enterprises, Inc.           2.3%
 8. Wright Medical Group, Inc.         2.3%
 9. Polycom, Inc.                      2.3%
10. Plantronics, Inc.                  2.2%

Top 10 equity holdings comprised 29.1% of the Portfolio's market value of investments ($37,637,224). As of February 29, 2004, the Fund held 55 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2004

                                                             SINCE
                                                           INCEPTION
                          1 YEAR    3 YEAR      5 YEAR     (12/31/97)
---------------------------------------------------------------------------
INSTITUTIONAL SHARES      66.56%     7.36%       6.18%        9.29%

INVESTOR SHARES           66.09%     7.07%       5.86%        6.78%

[CHART]

LIFE OF FUND PERFORMANCE (12/31/97 TO 2/29/04)

                 JPMORGAN U.M. BEHAVIORAL
            GROWTH FUND (INSTITUTIONAL SHARES)     RUSSELL 2500 GROWTH INDEX
Dec-1997                 $ 10,000                           $ 10,000
Jan-1998                 $ 10,320                           $  9,869
Feb-1998                 $ 11,240                           $ 10,716
Mar-1998                 $ 12,087                           $ 11,113
Apr-1998                 $ 12,328                           $ 11,214
May-1998                 $ 11,383                           $ 10,494
Jun-1998                 $ 11,903                           $ 10,571
Jul-1998                 $ 11,536                           $  9,784
Aug-1998                 $  9,488                           $  7,561
Sep-1998                 $ 10,176                           $  8,224
Oct-1998                 $ 10,816                           $  8,779
Nov-1998                 $ 11,984                           $  9,403
Dec-1998                 $ 13,704                           $ 10,309
Jan-1999                 $ 14,144                           $ 10,607
Feb-1999                 $ 12,807                           $  9,746
Mar-1999                 $ 13,615                           $ 10,201
Apr-1999                 $ 14,039                           $ 11,015
May-1999                 $ 14,119                           $ 11,128
Jun-1999                 $ 16,270                           $ 11,915
Jul-1999                 $ 16,326                           $ 11,672
Aug-1999                 $ 17,101                           $ 11,420
Sep-1999                 $ 16,693                           $ 11,502
Oct-1999                 $ 17,540                           $ 12,062
Nov-1999                 $ 19,893                           $ 13,486
Dec-1999                 $ 22,700                           $ 16,030
Jan-2000                 $ 23,026                           $ 15,940
Feb-2000                 $ 27,130                           $ 20,029
Mar-2000                 $ 26,281                           $ 18,457
Apr-2000                 $ 24,961                           $ 16,659
May-2000                 $ 22,458                           $ 15,176
Jun-2000                 $ 24,041                           $ 17,183
Jul-2000                 $ 22,752                           $ 15,774
Aug-2000                 $ 24,311                           $ 17,826
Sep-2000                 $ 21,712                           $ 16,672
Oct-2000                 $ 19,402                           $ 15,642
Nov-2000                 $ 16,171                           $ 12,662
Dec-2000                 $ 16,621                           $ 13,447
Jan-2001                 $ 17,146                           $ 14,319
Feb-2001                 $ 13,964                           $ 12,109
Mar-2001                 $ 12,128                           $ 10,770
Apr-2001                 $ 13,855                           $ 12,411
May-2001                 $ 14,176                           $ 12,771
Jun-2001                 $ 14,287                           $ 13,060
Jul-2001                 $ 13,059                           $ 12,097
Aug-2001                 $ 12,247                           $ 11,293
Sep-2001                 $ 10,089                           $  9,524
Oct-2001                 $ 11,011                           $ 10,464
Nov-2001                 $ 11,951                           $ 11,368
Dec-2001                 $ 12,898                           $ 11,992
Jan-2002                 $ 13,050                           $ 11,480
Feb-2002                 $ 12,348                           $ 10,770
Mar-2002                 $ 13,093                           $ 11,637
Apr-2002                 $ 13,271                           $ 11,251
May-2002                 $ 12,594                           $ 10,684
Jun-2002                 $ 11,748                           $  9,702
Jul-2002                 $ 10,284                           $  8,497
Aug-2002                 $ 10,334                           $  8,495
Sep-2002                 $ 10,089                           $  7,852
Oct-2002                 $ 10,875                           $  8,304
Nov-2002                 $ 11,350                           $  9,076
Dec-2002                 $ 10,647                           $  8,502
Jan-2003                 $ 10,664                           $  8,317
Feb-2003                 $ 10,376                           $  8,123
Mar-2003                 $ 10,791                           $  8,230
Apr-2003                 $ 11,833                           $  8,948
May-2003                 $ 13,263                           $  9,897
Jun-2003                 $ 13,653                           $ 10,101
Jul-2003                 $ 14,719                           $ 10,773
Aug-2003                 $ 15,701                           $ 11,351
Sep-2003                 $ 15,472                           $ 11,107
Oct-2003                 $ 16,792                           $ 12,020
Nov-2003                 $ 17,342                           $ 12,426
Dec-2003                 $ 16,767                           $ 12,439
Jan-2004                 $ 17,689                           $ 12,958
Feb-2004                 $ 17,287                           $ 13,079

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money.

The Fund commenced operations on 12/31/97.

The graph illustrates comparative performance for $10,000 invested in Institutional Shares of the Undiscovered Managers Behavioral Growth Fund and the Russell 2500 Growth Index from December 31, 1997 to February 29, 2004.

The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2500 Growth Index is an unmanaged, capitalization weighted price only index, which is comprised of 2500 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.

Institutional Shares have a $10,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

UNDISCOVERED MANAGERS BEHAVIORAL VALUE FUND

AS OF FEBRUARY 29, 2004                                             (Unaudited)

FUND FACTS

Fund Inception                    12/28/98

Fiscal Year End                  AUGUST 31

Net Assets as of 2/29/2004
(In Millions)                        $54.8

Primary Benchmark             RUSSELL 2000
                               VALUE INDEX

Q: HOW DID THE FUND PERFORM?

A: The Undiscovered Managers Behavioral Value Fund seeks capital appreciation.
   During the six month period ended February 29, 2004, the Undiscovered Managers Behavioral Value Fund posted a return of 26.8%. This compares to an increase of 21.3% for the Russell 2000 Value Index, the Fund's benchmark.

Q: HOW DID THE FUND OUTPERFORM ITS BENCHMARK?

A: As has generally been the case for this Fund, most of the outperformance for the period resulted from stock selection rather than differences in sector exposure. The strongest contributors in relative and absolute performance included stocks from Health Technology, Consumer Services, Industrial Services and Communications sectors. Retail stocks in the portfolio posted the only lackluster performance of note.

Q: HOW WAS THE FUND MANAGED?

A: In this strategy, we look for companies that have underperformed for an extended period but are showing credible indications that operations are turning around. The resulting portfolio tends to be overweighted in health care, information technology and underweighted in financials and utilities, as was the case in the six month period leading to February. Over a full market cycle, we expect the portfolio's performance will be driven by security selection, as the impact on performance from the consistent sector tilts will likely neutralize over time.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                        23.8%
Consumer Goods & Services         19.1%
Finance & Insurance               15.7%
Industrial Products & Services    12.5%
Pharmaceuticals                    8.1%
Health Services & Systems          7.6%
Energy                             5.2%
Short-Term Investments             4.1%
Telecommunications                 3.9%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Gold Banc, Inc.                    2.3%
 2. Longview Fibre Co.                 1.6%
 3. Pinnacle Entertainment, Inc.       1.6%
 4. Ventana Medical Systems, Inc.      1.6%
 5. Ohio Casualty Corp.                1.5%
 6. RTI International Metals, Inc.     1.5%
 7. Orthologic Corp.                   1.5%
 8. Jacuzzi Brands, Inc.               1.5%
 9. Primedia, Inc.                     1.5%
10. SeeBeyond Technology Corp.         1.5%

Top 10 equity holdings comprised 16.1% of the Portfolio's market value of investments ($8,933,576). As of February 29, 2004, the Fund held 119 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2004

                                                             SINCE
                                                           INCEPTION
                          1 YEAR    3 YEAR      5 YEAR     (12/28/98)
---------------------------------------------------------------------------
INSTITUTIONAL SHARES      93.69%     16.54%      22.06%       20.72%

[CHART]

LIFE OF FUND PERFORMANCE (12/28/98 TO 2/29/04)

                   UNDISCOVERED MANAGERS
            BEHAVIORAL VALUE FUND (INSTITUTIONAL)   RUSSELL 2000 VALUE INDEX
Dec-1998                    $ 10,000                      $ 10,000
Dec-1998                    $ 10,536                      $ 10,000
Jan-1999                    $ 10,200                      $  9,773
Feb-1999                    $  9,776                      $  9,106
Mar-1999                    $  9,615                      $  9,030
Apr-1999                    $ 10,751                      $  9,854
May-1999                    $ 11,967                      $ 10,157
Jun-1999                    $ 12,703                      $ 10,525
Jul-1999                    $ 12,623                      $ 10,275
Aug-1999                    $ 12,086                      $  9,899
Sep-1999                    $ 11,894                      $  9,701
Oct-1999                    $ 12,590                      $  9,507
Nov-1999                    $ 13,141                      $  9,557
Dec-1999                    $ 14,022                      $  9,850
Jan-2000                    $ 13,321                      $  9,592
Feb-2000                    $ 14,230                      $ 10,178
Mar-2000                    $ 14,798                      $ 10,226
Apr-2000                    $ 14,723                      $ 10,286
May-2000                    $ 14,898                      $ 10,129
Jun-2000                    $ 15,206                      $ 10,424
Jul-2000                    $ 15,240                      $ 10,772
Aug-2000                    $ 16,435                      $ 11,253
Sep-2000                    $ 16,760                      $ 11,189
Oct-2000                    $ 15,900                      $ 11,149
Nov-2000                    $ 14,539                      $ 10,921
Dec-2000                    $ 15,669                      $ 12,094
Jan-2001                    $ 16,429                      $ 12,428
Feb-2001                    $ 16,729                      $ 12,411
Mar-2001                    $ 16,137                      $ 12,212
Apr-2001                    $ 16,905                      $ 12,777
May-2001                    $ 18,075                      $ 13,106
Jun-2001                    $ 18,308                      $ 13,633
Jul-2001                    $ 17,907                      $ 13,327
Aug-2001                    $ 17,590                      $ 13,281
Sep-2001                    $ 15,378                      $ 11,814
Oct-2001                    $ 15,511                      $ 12,123
Nov-2001                    $ 16,347                      $ 12,994
Dec-2001                    $ 17,688                      $ 13,790
Jan-2002                    $ 17,670                      $ 13,973
Feb-2002                    $ 17,264                      $ 14,058
Mar-2002                    $ 19,007                      $ 15,111
Apr-2002                    $ 19,228                      $ 15,643
May-2002                    $ 18,559                      $ 15,125
Jun-2002                    $ 17,661                      $ 14,791
Jul-2002                    $ 14,748                      $ 12,593
Aug-2002                    $ 14,748                      $ 12,538
Sep-2002                    $ 13,512                      $ 11,643
Oct-2002                    $ 13,775                      $ 11,817
Nov-2002                    $ 16,060                      $ 12,760
Dec-2002                    $ 14,842                      $ 12,215
Jan-2003                    $ 14,495                      $ 11,871
Feb-2003                    $ 13,670                      $ 11,472
Mar-2003                    $ 13,670                      $ 11,595
Apr-2003                    $ 15,428                      $ 12,696
May-2003                    $ 17,865                      $ 13,993
Jun-2003                    $ 18,615                      $ 14,229
Jul-2003                    $ 20,061                      $ 14,939
Aug-2003                    $ 20,876                      $ 15,507
Sep-2003                    $ 20,335                      $ 15,328
Oct-2003                    $ 22,175                      $ 16,578
Nov-2003                    $ 22,945                      $ 17,214
Dec-2003                    $ 24,099                      $ 17,837
Jan-2004                    $ 25,774                      $ 18,455
Feb-2004                    $ 26,487                      $ 18,813

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money.

The Fund commenced operations on 12/28/98.

The graph illustrates comparative performance for $10,000 invested in Institutional Shares of the Undiscovered Managers Behavioral Value Fund and the Russell 2000 Value Index from December 28, 1998 to February 29, 2004. The performance of the fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

Institutional Shares have a $10,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

UNDISCOVERED MANAGERS REIT FUND

AS OF FEBRUARY 29, 2004                                              (Unaudited)

FUND FACTS

Fund Inception                          1/1/98

Fiscal Year End                      AUGUST 31

Net Assets as of 2/29/2004
(In Millions)                           $209.3

Primary Benchmark               MORGAN STANLEY
                                    REIT INDEX

Q: HOW DID THE FUND PERFORM?

A: The Fund, which seeks to achieve consistent, well-diversified, long-term returns (appreciation and income) that exceed the total return of its benchmark and seeks to achieve this objective by investing primarily in equity REITs, posted a return of 22.3% for the six-month period ended February 29, 2004. This compares with a return of 20.3% for the Fund's benchmark, the Morgan Stanley REIT index, during the same period.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A: During the fourth quarter of 2003, the Fund profited by focusing on REIT organizations, which were defined as having a combination of strong management, solid balance sheets, quality assets, superior locations and excellent long-term growth prospects. These investments were balanced by investments in high-quality, but slower-growing REITs that analysis indicated would likely provide ample price stability and competitive yields, even if the recovery in real estate failed to materialize.

   In the first two months of 2004, the Fund benefited from strong stock selection within the residential, retail and office/industrial sectors. In particular, an underweight position in the Apartment Investment and Management Company contributed positively to results, as its stock suffered when earnings guidance was dramatically reduced for 2004. Our overweight position in office REIT, Mack Cali, also aided performance, as its occupancy rate proved to be more resilient than that of most other office REITs. On the other hand, weak stock selection in the "other" sector somewhat undermined performance. On a stock-specific level, overweight positions in Host Marriott and Capital Automotive detracted from results, the latter suffering from increased competition for automotive dealerships.

Q: HOW WAS THE FUND MANAGED?

A: On January 1, 2004, the Undiscovered Managers REIT Fund selected JPMorgan
   Investment Management, Inc. (JPMIM) to replace its previous sub-advisor, Bay Isle Financial Corporation. On January 30, 2004, JPMIM acquired the investment advisory-related assets of Undiscovered Managers and became the advisor of the Undiscovered Managers REIT Fund.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Office                            26.7%
Regional Malls                    12.9%
Apartments                        12.7%
Strip Centers                     11.2%
Industrial                        10.7%
Outlet Centers                     8.0%
Office/Industrial                  6.2%
Hotels                             5.0%
Manufactured Homes                 4.4%
Short-Term Investments             1.7%
Other                              0.5%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Chelsea Property Group                   6.7%
 2. Alexandra Real Estate Equities, Inc.     5.3%
 3. Simon Property Group, Inc.               5.2%
 4. Boston Properties, Inc.                  5.2%
 5. Regency Centers Corp.                    5.1%
 6. General Growth Properties, Inc.          5.0%
 7. Host Marriott Corp.                      4.5%
 8. Vornado Realty Trust                     4.2%
 9. Public Storage, Inc.                     4.1%
10. Archstone-Smith Trust                    4.0%

Top 10 equity holdings comprised 49.3% of the Portfolio's market value of investments ($103,778,728). As of February 29, 2004, the Fund held 35 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2004

                                                             SINCE
                                                           INCEPTION
                          1 YEAR    3 YEAR      5 YEAR      (1/1/98)
---------------------------------------------------------------------------
INSTITUTIONAL SHARES      47.36%     19.76%      18.54%       11.76%

[CHART]

LIFE OF FUND PERFORMANCE (1/1/98 TO 2/29/04)

            UNDISCOVERED MANAGERS REIT FUND     MORGAN STANLEY REIT INDEX
Jan-1998                $ 10,000                         $ 10,000
Jan-1998                $  9,736                         $ 10,000
Feb-1998                $  9,704                         $  9,839
Mar-1998                $  9,928                         $ 10,072
Apr-1998                $  9,720                         $  9,716
May-1998                $  9,680                         $  9,631
Jun-1998                $  9,616                         $  9,630
Jul-1998                $  9,160                         $  8,954
Aug-1998                $  8,512                         $  8,111
Sep-1998                $  8,952                         $  8,613
Oct-1998                $  8,761                         $  8,450
Nov-1998                $  8,841                         $  8,583
Dec-1998                $  9,025                         $  8,430
Jan-1999                $  8,672                         $  8,203
Feb-1999                $  8,475                         $  8,069
Mar-1999                $  8,442                         $  8,024
Apr-1999                $  9,344                         $  8,800
May-1999                $  9,566                         $  8,987
Jun-1999                $  9,476                         $  8,819
Jul-1999                $  9,213                         $  8,542
Aug-1999                $  9,180                         $  8,460
Sep-1999                $  8,836                         $  8,106
Oct-1999                $  8,598                         $  7,921
Nov-1999                $  8,516                         $  7,804
Dec-1999                $  8,990                         $  8,047
Jan-2000                $  8,990                         $  8,097
Feb-2000                $  8,852                         $  7,968
Mar-2000                $  9,283                         $  8,260
Apr-2000                $  9,869                         $  8,815
May-2000                $  9,964                         $  8,896
Jun-2000                $ 10,283                         $  9,117
Jul-2000                $ 11,042                         $  9,944
Aug-2000                $ 10,757                         $  9,536
Sep-2000                $ 11,317                         $  9,830
Oct-2000                $ 10,774                         $  9,363
Nov-2000                $ 11,076                         $  9,527
Dec-2000                $ 11,823                         $ 10,204
Jan-2001                $ 11,690                         $ 10,248
Feb-2001                $ 11,547                         $ 10,072
Mar-2001                $ 11,564                         $ 10,155
Apr-2001                $ 11,796                         $ 10,390
May-2001                $ 11,947                         $ 10,623
Jun-2001                $ 12,649                         $ 11,263
Jul-2001                $ 12,418                         $ 11,020
Aug-2001                $ 12,888                         $ 11,428
Sep-2001                $ 12,453                         $ 10,971
Oct-2001                $ 12,070                         $ 10,603
Nov-2001                $ 12,720                         $ 11,221
Dec-2001                $ 13,009                         $ 11,513
Jan-2002                $ 12,999                         $ 11,487
Feb-2002                $ 13,201                         $ 11,714
Mar-2002                $ 13,945                         $ 12,468
Apr-2002                $ 14,102                         $ 12,548
May-2002                $ 14,313                         $ 12,708
Jun-2002                $ 14,764                         $ 13,072
Jul-2002                $ 14,103                         $ 12,339
Aug-2002                $ 14,084                         $ 12,360
Sep-2002                $ 13,652                         $ 11,911
Oct-2002                $ 12,999                         $ 11,313
Nov-2002                $ 13,458                         $ 11,835
Dec-2002                $ 13,594                         $ 11,933
Jan-2003                $ 13,189                         $ 11,605
Feb-2003                $ 13,459                         $ 11,813
Mar-2003                $ 13,669                         $ 12,061
Apr-2003                $ 14,216                         $ 12,570
May-2003                $ 14,910                         $ 13,280
Jun-2003                $ 15,289                         $ 13,588
Jul-2003                $ 16,048                         $ 14,310
Aug-2003                $ 16,215                         $ 14,397
Sep-2003                $ 16,845                         $ 14,905
Oct-2003                $ 17,074                         $ 15,157
Nov-2003                $ 18,021                         $ 15,822
Dec-2003                $ 18,558                         $ 16,319
Jan-2004                $ 19,473                         $ 17,034
Feb-2004                $ 19,836                         $ 17,318

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money.

The Fund commenced operations on 1/1/98.

The graph illustrates comparative performance for $10,000 invested in the Undiscovered Managers REIT Fund and the Morgan Stanley REIT Index from January 1, 1998 to February 29, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Morgan Stanley REIT Index is a market capitalization weighted total return index of 114 REITs, which exceed certain minimum liquidity criteria concerning market capitalization, shares outstanding, trading volume and per share market price. Investors cannot invest directly in an Index.

Select Shares have a $10,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

UM SMALL CAP GROWTH FUND

AS OF FEBRUARY 29, 2004                                              (Unaudited)

FUND FACTS

Fund Inception                      10/2/00

Fiscal Year End                   AUGUST 31

Net Assets as of 2/29/2004
(In Millions)                        $178.5

Primary Benchmark              RUSSELL 2000
                               GROWTH INDEX

Q: HOW DID THE FUND PERFORM?

A: The UM Small Cap Growth Fund seeks long-term capital appreciation. For the six month period ending February 29, 2004, the Fund returned 20.3% as the benchmark Russell 2000 Growth returned 15.4%.

Q: HOW DID THE FUND OUTPERFORM ITS BENCHMARK?

A: For the six month period ending February 29, 2004, our technology and financial services companies contributed the most to our performance. Meanwhile, while our exposure in consumer discretionary and producer durables stocks contributed to overall performance over the last 6 months, these sectors underperformed the benchmark.

   Over the last six months, small cap growth stocks have performed extremely well relative to other areas of the stock market. Small cap growth companies typically perform best in the first two thirds of an economic expansion, as well as in a post-war economic environment and following a tax cut.

Q: HOW WAS THE FUND MANAGED?

A: Of our current portfolio holdings, approximately half are what we consider pure growth companies a mix of established growth companies and high-quality emerging companies that are not overly sensitive to business cycles. Put simply, we believe these companies are the "best of the best" pure growth companies; delivering innovative high-demand products and services; gaining market share and growing their addressable markets whether the economy is growing or contracting. In fact, many of the holdings in our portfolio before, during and after the recession that ended in late 2001, and during the slower growth environment that followed, are the same companies that have contributed significantly to our excess returns. It is not surprising to us that four of our top five small cap growth holdings at the end of 2001 were the largest contributors to our performance in 2003 and to date.

   Our holdings possess all the qualities prized by our investment process, starting with high-quality management teams and highly talented employees attracted to the competitive advantages of small and mid size companies in general. These resilient companies are better positioned for success today than at any time in history, benefiting from outsourced manufacturing; Internet-based and partnership-based distribution opportunities; highly scalable and flexible IT platforms; readily available market information; and nimble business plans.

   The remainder of our portfolio is a mix of opportunistic investments in cyclical growth and special situation growth companies that are far more sensitive to business and consumer cycles. We've increased our exposure to these areas, including consumer stocks, semi-conductor capital equipment, transportation, technology-related producer durables, financial services, and healthcare services companies.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                             45.4%
Pharmaceuticals                        15.4%
Consumer Goods & Services              12.4%
Finance & Insurance                    11.8%
Short-Term Investments                  5.4%
Industrial Products & Services          4.9%
Energy                                  3.0%
Health Services & Systems               1.7%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Pixelworks, Inc.                    4.3%
 2. Lattice Semiconductor Corp.         4.1%
 3. E*TRADE Group, Inc.                 3.3%
 4. Polycom, Inc.                       3.3%
 5. DoubleClick, Inc.                   2.1%
 6. Cerner Corp.                        2.1%
 7. Brooks Automation, Inc.             2.0%
 8. Hot Topic, Inc.                     1.9%
 9. Digimarc Corp.                      1.9%
10. FEI Co.                             1.9%

Top 10 equity holdings comprised 26.9% of the Portfolio's market value of investments ($47,615,210). As of February 29, 2004 the Fund held 132 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2004

                                                  SINCE
                                                INCEPTION
                          1 YEAR    3 YEAR      (10/2/00)
----------------------------------------------------------------
INSTITUTIONAL SHARES      95.09%     7.52%         (2.88%)

[CHART]

LIFE OF FUND PERFORMANCE (10/2/00 TO 2/29/04)

                  UM SMALL CAP GROWTH FUND
                   (INSTITUTIONAL SHARES)       RUSSELL 2000 GROWTH INDEX
Oct-2000                  $ 10,000                     $ 10,000
Oct-2000                  $  8,592                     $ 10,000
Nov-2000                  $  7,496                     $  8,184
Dec-2000                  $  7,640                     $  8,685
Jan-2001                  $  8,704                     $  9,387
Feb-2001                  $  7,280                     $  8,100
Mar-2001                  $  6,336                     $  7,364
Apr-2001                  $  7,432                     $  8,265
May-2001                  $  8,008                     $  8,457
Jun-2001                  $  8,647                     $  8,688
Jul-2001                  $  7,720                     $  7,947
Aug-2001                  $  6,887                     $  7,450
Sep-2001                  $  5,664                     $  6,248
Oct-2001                  $  6,383                     $  6,849
Nov-2001                  $  7,383                     $  7,421
Dec-2001                  $  8,001                     $  7,883
Jan-2002                  $  7,511                     $  7,602
Feb-2002                  $  6,596                     $  7,111
Mar-2002                  $  7,342                     $  7,728
Apr-2002                  $  6,556                     $  7,562
May-2002                  $  6,179                     $  7,119
Jun-2002                  $  5,690                     $  6,515
Jul-2002                  $  4,663                     $  5,514
Aug-2002                  $  4,855                     $  5,511
Sep-2002                  $  4,494                     $  5,113
Oct-2002                  $  4,919                     $  5,372
Nov-2002                  $  5,907                     $  5,905
Dec-2002                  $  4,911                     $  5,497
Jan-2003                  $  4,807                     $  5,348
Feb-2003                  $  4,638                     $  5,205
Mar-2003                  $  4,759                     $  5,283
Apr-2003                  $  5,473                     $  5,783
May-2003                  $  6,461                     $  6,435
Jun-2003                  $  6,437                     $  6,559
Jul-2003                  $  7,015                     $  7,055
Aug-2003                  $  7,521                     $  7,434
Sep-2003                  $  7,328                     $  7,246
Oct-2003                  $  8,171                     $  7,872
Nov-2003                  $  8,339                     $  8,128
Dec-2003                  $  8,474                     $  8,165
Jan-2004                  $  9,245                     $  8,594
Feb-2004                  $  9,050                     $  8,581

Source: Lipper Analytical Services, Inc. Past performance is not indicative of future returns. Investment returns will fluctuate so that an investor's shares when redeemed may be worth more or less than original cost. Please note, current performance may be higher or lower than the performance data shown. Investors should carefully read the fund prospectus which includes information on the fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money.

The Fund commenced operations on 10/2/00.

The graph illustrates comparative performance for $10,000 invested in Institutional Shares of the UM Small Cap Growth Fund and the Russell 2000 Growth Index from October 2, 2000 to February 29, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates. Investors cannot invest directly in an index.

Institutional Shares have a $10,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

UNDISCOVERED MANAGERS BEHAVIORAL GROWTH FUND

PORTFOLIO OF INVESTMENTS                   AS OF FEBRUARY 29, 2004

SHARES         ISSUER                                                           VALUE
-------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 97.7%

               COMMON STOCKS -- 97.7%

               ADVERTISING -- 2.2%
    55,800     Getty Images, Inc.*                                    $     2,843,568

               AIRLINES -- 1.1%
   133,700     America West Holdings Corp.,
               Class B*                                                     1,461,341

               APPAREL -- 6.8%
   120,700     Coach, Inc.*                                                 4,783,341
   133,700     Guess?, Inc.*                                                2,072,350
    84,000     K-Swiss, Inc., Class A                                       2,020,200
               ----------------------------------------------------------------------
                                                                            8,875,891
               ----------------------------------------------------------------------

               AUTOMOTIVE -- 1.5%
    68,500     Monaco Coach Corp.*                                          1,952,250

               BUSINESS SERVICES -- 0.1%
     3,100     PDI, Inc.*                                                      77,500

               COMPUTER NETWORKS -- 1.5%
    51,600     SafeNet, Inc.*                                               1,962,348

               COMPUTER SOFTWARE -- 11.7%
   136,800     Activision, Inc.*                                            2,874,168
    79,100     Autodesk, Inc.                                               2,266,215
    68,300     DSP Group, Inc.*                                             1,739,601
    54,400     Hyperion Solutions Corp.*                                    1,944,256
   436,100     Novell, Inc.*                                                4,439,498
   124,800     Quest Software, Inc.*                                        1,968,096
               ----------------------------------------------------------------------
                                                                           15,231,834
               ----------------------------------------------------------------------

               CONSUMER SERVICES -- 4.9%
    94,600     Central Parking Corp.                                        1,812,536
    38,800     Corinthian Colleges, Inc.*                                   2,333,820
    57,900     ITT Educational Services, Inc.*                              2,198,463
               ----------------------------------------------------------------------
                                                                            6,344,819
               ----------------------------------------------------------------------

               ELECTRONICS/ELECTRICAL EQUIPMENT -- 1.3%
    92,300     Checkpoint Systems, Inc.*                                    1,721,395

               ENTERTAINMENT/LEISURE -- 6.0%
    82,000     Aztar Corp.*                                                 1,831,060
   101,900     International Game Technology                          $     3,998,556
    75,500     Penn National Gaming, Inc.*                                  1,982,630
               ----------------------------------------------------------------------
                                                                            7,812,246
               ----------------------------------------------------------------------

               FOOD/BEVERAGE PRODUCTS -- 1.5%
    37,500     The J.M. Smucker Co.                                         1,896,750

               HEALTH CARE/HEALTH CARE SERVICES -- 12.1%
    95,800     Align Technology, Inc.*                                      1,890,134
   223,400     Beverly Enterprises, Inc.*                                   1,787,200
    47,700     Inamed Corp.*                                                2,284,830
    65,100     Kyphon, Inc.*                                                1,643,775
    60,500     Varian Medical Systems, Inc.*                                5,066,270
    90,800     Wright Medical Group, Inc.*                                  2,969,160
               ----------------------------------------------------------------------
                                                                           15,641,369
               ----------------------------------------------------------------------

               INTERNET SERVICES/SOFTWARE -- 8.4%
   171,100     CNET Networks, Inc.*                                         1,700,734
    53,700     F5 Networks, Inc.*                                           1,776,933
    94,900     Infospace, Inc.*                                             3,450,564
   232,100     SonicWall, Inc.*                                             2,228,160
   108,600     Verity, Inc.*                                                1,797,330
               ----------------------------------------------------------------------
                                                                           10,953,721
               ----------------------------------------------------------------------

               MANUFACTURING -- 1.5%
    70,900     Joy Global, Inc.                                             1,956,131

               MULTI-MEDIA -- 1.4%
    65,800     4Kids Entertainment, Inc.*                                   1,761,466

               PHARMACEUTICALS -- 7.1%
    93,400     Andrx Corp.*                                                 2,798,264
   119,600     Gen-Probe, Inc.*                                             4,089,124
   115,000     Perrigo Co.                                                  2,247,100
               ----------------------------------------------------------------------
                                                                            9,134,488
               ----------------------------------------------------------------------

               RETAILING -- 6.5%
    91,000     Cash America International, Inc.                             2,060,240
    86,950     Pacific Sunwear of California, Inc.*                         2,084,192
    58,600     PETCO Animal Supplies, Inc.*                                 1,903,328

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES         ISSUER                                                           VALUE
-------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               RETAILING -- CONTINUED
    75,300     The Children's Place Retail
               Stores, Inc.*                                          $     2,307,192
               ----------------------------------------------------------------------
                                                                            8,354,952
               ----------------------------------------------------------------------

               SEMI-CONDUCTORS -- 10.1%
    47,200     Cymer, Inc.*                                                 1,819,088
    95,800     Cypress Semiconductor Corp.*                                 2,067,364
   106,700     ESS Technology, Inc.*                                        1,683,726
   110,300     Integrated Device
               Technology, Inc.*                                            1,818,847
   125,300     Pixelworks, Inc.*                                            2,064,944
   180,100     Skyworks Solutions, Inc.*                                    2,031,528
    39,200     Varian Semiconductor Equipment
               Associates, Inc.*                                            1,598,968
               ----------------------------------------------------------------------
                                                                           13,084,465
               ----------------------------------------------------------------------

               TELECOMMUNICATIONS -- 3.2%
    73,800     Adtran, Inc.                                                 2,402,928
   118,600     Netgear, Inc.*                                               1,784,930
               ----------------------------------------------------------------------
                                                                            4,187,858
               ----------------------------------------------------------------------

               TELECOMMUNICATIONS EQUIPMENT -- 6.4%
   141,700     Andrew Corp.*                                                2,525,094
    72,100     Plantronics, Inc.*                                           2,878,232
   132,200     Polycom, Inc.*                                               2,917,654
               ----------------------------------------------------------------------
                                                                            8,320,980
               ----------------------------------------------------------------------

               TOYS & GAMES -- 2.4%
    88,900     Marvel Enterprises, Inc.*                                    3,044,825
               ----------------------------------------------------------------------
               Total Common Stocks                                        126,620,197
               (Cost $95,660,714)
               ----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 2.3%

               MONEY MARKET FUND -- 2.3%
 3,026,006     JPMorgan Prime Money
               Market Fund (a)                                        $     3,026,006
               (Cost $3,026,006)
               ----------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.0%                            $   129,646,203
               (COST $98,686,720)
               ----------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

UNDISCOVERED MANAGERS BEHAVIORAL VALUE FUND

PORTFOLIO OF INVESTMENTS                   AS OF FEBRUARY 29, 2004

SHARES         ISSUER                                                           VALUE
-------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 95.9%

               COMMON STOCKS -- 95.9%

               AEROSPACE -- 1.4%
    43,100     BE Aerospace, Inc.*                                    $       281,874
    24,200     Teledyne Technologies, Inc.*                                   490,292
               ----------------------------------------------------------------------
                                                                              772,166
               ----------------------------------------------------------------------

               APPAREL -- 1.2%
    18,800     The Warnaco Group, Inc.*                                       329,000
    66,600     Unifi, Inc.*                                                   314,352
               ----------------------------------------------------------------------
                                                                              643,352
               ----------------------------------------------------------------------

               APPLIANCES & HOUSEHOLD DURABLES -- 1.5%
    91,400     Jacuzzi Brands, Inc.*                                          821,686

               AUTOMOTIVE -- 1.3%
   123,200     Titan International, Inc.                                      726,880

               BANKING -- 8.1%
    18,376     Banner Corp.                                                   511,772
    14,400     Cardinal Financial Corp.*                                      123,840
    13,300     City Holding Co.                                               450,737
    14,325     Doral Financial Corp. (Puerto Rico)                            488,769
    77,900     Gold Banc Corp., Inc.                                        1,261,980
     7,000     Hudson United Bancorp                                          273,280
     5,800     Mercantile Bank Corp.                                          214,310
     9,700     Midwest Banc Holdings, Inc.                                    232,412
     5,400     Park National Corp.                                            610,200
    21,300     The Bancorp Bank*                                              335,901
               ----------------------------------------------------------------------
                                                                            4,503,201
               ----------------------------------------------------------------------

               BIOTECHNOLOGY -- 3.2%
    48,088     Arqule, Inc.*                                                  259,675
    30,300     CuraGen Corp.*                                                 200,586
    25,300     Enzo Biochem, Inc.*                                            452,617
    32,700     Incyte Genomics, Inc.*                                         282,528
    27,200     Regeneration Technologies, Inc.*                               299,744
    10,900     Telik, Inc.*                                                   256,368
               ----------------------------------------------------------------------
                                                                            1,751,518
               ----------------------------------------------------------------------

               BUSINESS SERVICES -- 5.2%
    79,448     Century Business Services, Inc.*                               351,160
    30,100     Copart, Inc.*                                                  591,163
    26,500     CSG Systems International, Inc.*                               371,000
    77,761     Edgewater Technology, Inc.*                                    523,332
     9,300     Hudson Highland Group, Inc.*                           $       210,366
    33,399     infoUSA, Inc.*                                                 340,670
    66,100     Teletech Holdings, Inc.*                                       512,275
               ----------------------------------------------------------------------
                                                                            2,899,966
               ----------------------------------------------------------------------

               CHEMICALS -- 0.6%
    27,800     Hercules, Inc.*                                                330,820

               COMPUTER SOFTWARE -- 8.8%
    30,850     Activision, Inc.*                                              648,158
    17,700     Advent Software, Inc.*                                         303,555
    38,387     CompuCom Systems, Inc.*                                        210,745
     6,600     DSP Group, Inc.*                                               168,102
    75,074     Entrust, Inc.*                                                 379,874
    26,400     Epicor Software Corp.*                                         372,240
    17,900     MAPICS, Inc.*                                                  163,248
    56,500     Midway Games, Inc.*                                            274,025
    53,600     NetIQ Corp.*                                                   709,127
    73,900     Parametric Technology Corp.*                                   336,984
    21,200     Per-Se Technologies, Inc.*                                     322,664
    51,000     Pinnacle Systems, Inc.*                                        384,540
    65,788     Wind River Systems, Inc.*                                      644,065
               ----------------------------------------------------------------------
                                                                            4,917,327
               ----------------------------------------------------------------------

               COMPUTERS/COMPUTER HARDWARE -- 2.5%
    42,900     Infocus Corp.*                                                 505,362
    71,400     NYFIX, Inc.*                                                   467,670
   128,200     Silicon Graphics, Inc.*                                        412,804
               ----------------------------------------------------------------------
                                                                            1,385,836
               ----------------------------------------------------------------------

               CONSUMER PRODUCTS -- 0.5%
    75,900     Emerson Radio Corp.*                                           273,240

               CONSUMER SERVICES -- 2.8%
     7,600     Corrections Corp of America*                                   255,132
    78,500     Service Corp. International*                                   531,445
    30,000     Sotheby's Holdings, Inc., Class A*                             432,600
    54,200     Stewart Enterprises, Inc., Class A*                            326,826
               ----------------------------------------------------------------------
                                                                            1,546,003
               ----------------------------------------------------------------------

               ELECTRONICS/ELECTRICAL EQUIPMENT -- 1.0%
    31,900     Symbol Technologies, Inc.                                      542,938

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES         ISSUER                                                           VALUE
-------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               ENGINEERING SERVICES -- 1.2%
    55,600     McDermott International, Inc.*                         $       638,288

               ENTERTAINMENT/LEISURE -- 1.6%
    60,400     Pinnacle Entertainment, Inc.*                                  883,652

               FINANCIAL SERVICES -- 2.4%
     5,400     American Capital Strategies LTD                                179,442
    29,498     Ameritrade Holding Corp.*                                      480,227
    34,100     MCG Capital Corp.                                              676,885
               ----------------------------------------------------------------------
                                                                            1,336,554
               ----------------------------------------------------------------------

               FOOD/BEVERAGE PRODUCTS -- 3.4%
    21,900     Chiquita Brands International, Inc.*                           497,787
    38,000     Imperial Sugar Co.*                                            466,260
    17,872     Peet's Coffee & Tea, Inc.*                                     366,019
    26,800     The Steak N Shake Co.*                                         530,640
               ----------------------------------------------------------------------
                                                                            1,860,706
               ----------------------------------------------------------------------

               HEALTH CARE/HEALTH CARE SERVICES -- 7.6%
    26,700     Arthrocare Corp.*                                              636,795
   100,200     Orthologic Corp.*                                              836,670
    17,200     Prime Medical Services, Inc.*                                   92,708
    48,764     PSS World Medical, Inc.*                                       592,483
    29,600     Sola International, Inc.*                                      692,344
    20,900     Ventana Medical Systems, Inc.*                                 866,932
    16,000     Wright Medical Group, Inc.*                                    523,200
               ----------------------------------------------------------------------
                                                                            4,241,132
               ----------------------------------------------------------------------

               HOTELS/OTHER LODGING -- 1.1%
    57,400     Prime Hospitality Corp.*                                       613,606

               INSURANCE -- 5.1%
    23,700     21st Century Insurance Group                                   346,494
     5,300     American Financial Group, Inc.                                 159,424
    22,500     Great American Financial
               Resources, Inc.                                                379,800
    44,960     Ohio Casualty Corp.*                                           864,131
    16,500     Presidential Life Corp.                                        243,045
     8,000     Unitrin, Inc.                                                  346,800
    37,001     USI Holdings Corp.*                                            501,734
               ----------------------------------------------------------------------
                                                                            2,841,428
               ----------------------------------------------------------------------

               INTERNET SERVICES/SOFTWARE -- 4.4%
    38,900     GSI Commerce, Inc.*                                    $       366,438
    31,600     Openwave Systems, Inc.*                                        479,056
    78,925     Saba Software, Inc.*                                           333,932
   171,900     SeeBeyond Technology Corp.*                                    811,368
    96,400     Selectica, Inc.*                                               462,816
               ----------------------------------------------------------------------
                                                                            2,453,610
               ----------------------------------------------------------------------

               MACHINERY & ENGINEERING EQUIPMENT -- 1.2%
    30,800     UNOVA, Inc.*                                                   670,824

               MANUFACTURING -- 2.7%
    44,000     Foamex International, Inc.*                                    163,240
   102,700     General Cable Corp.*                                           734,305
    26,450     Griffon Corp.*                                                 594,596
               ----------------------------------------------------------------------
                                                                            1,492,141
               ----------------------------------------------------------------------

               METALS/MINING -- 2.1%
    24,700     Metals USA, Inc.*                                              329,992
    49,800     RTI International Metals, Inc.*                                845,604
               ----------------------------------------------------------------------
                                                                            1,175,596
               ----------------------------------------------------------------------

               MULTI-MEDIA -- 1.6%
    48,500     Digital Generation Systems, Inc.*                               84,827
   297,700     Primedia, Inc.*                                                818,675
               ----------------------------------------------------------------------
                                                                              903,502
               ----------------------------------------------------------------------

               OFFICE/BUSINESS EQUIPMENT -- 1.0%
    70,728     Interface, Inc., Class A*                                      533,289

               OIL & GAS -- 5.2%
    75,300     Global Industries LTD*                                         381,018
    57,500     Input/Output, Inc.*                                            405,375
   107,700     Newpark Resources, Inc.*                                       543,885
   152,800     Parker Drilling Co.*                                           646,344
    16,010     Southern Union Co.*                                            310,914
    18,000     Tesoro Petroleum Corp.*                                        328,500
   134,100     Trico Marine Services, Inc.*                                   252,108
               ----------------------------------------------------------------------
                                                                            2,868,144
               ----------------------------------------------------------------------

               PAPER/FOREST PRODUCTS -- 1.7%
    71,100     Longview Fibre Co.                                             922,878

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES         ISSUER                                                           VALUE
-------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               PHARMACEUTICALS -- 4.9%
    16,100     Andrx Corp.*                                           $       482,356
    42,800     First Horizon Pharmaceutical Corp.*                            799,076
    23,863     Guilford Pharmaceuticals, Inc.*                                183,268
    24,762     Ivax Corp.*                                                    551,202
   111,200     Star Scientific, Inc.*                                         469,264
    22,200     Vertex Pharmaceuticals, Inc.*                                  250,416
               ----------------------------------------------------------------------
                                                                            2,735,582
               ----------------------------------------------------------------------

               RETAILING -- 4.1%
    41,000     Galyan's Trading Co., Inc.*                                    352,190
    13,100     Pep Boys-Manny, Moe & Jack                                     309,029
   126,500     Restoration Hardware, Inc.*                                    588,225
    92,300     Rite Aid Corp.*                                                515,034
    48,100     Tweeter Home Entertainment
               Group, Inc.*                                                   530,543
               ----------------------------------------------------------------------
                                                                            2,295,021
               ----------------------------------------------------------------------

               SEMI-CONDUCTORS -- 1.9%
    47,880     ON Semiconductor Corp.*                                        405,065
    88,500     TranSwitch Corp.*                                              250,455
    50,700     Vitesse Semiconductor Corp.*                                   405,093
               ----------------------------------------------------------------------
                                                                            1,060,613
               ----------------------------------------------------------------------

               TELECOMMUNICATIONS -- 3.9%
   291,600     McLeodUSA, Inc., Class A*                                      492,804
    28,000     NMS Communciations Corp.*                                      216,160
     9,500     PTEK Holdings, Inc.*                                            93,860
   170,000     Ubiquitel, Inc.*                                               613,700
    30,300     Western Wireless Corp., Class A*                               729,927
     1,300     Wireless Facilities, Inc.                                       16,991
               ----------------------------------------------------------------------
                                                                            2,163,442
               ----------------------------------------------------------------------

               TRANSPORTATION -- 0.7%
    34,700     OMI Corp.*                                                     375,107
               ----------------------------------------------------------------------
               Total Common Stocks                                         53,180,048
               (Cost $36,388,066)
               ----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.1%

               MONEY MARKET FUND -- 4.1%
2,278,288      JPMorgan Prime Money
               Market Fund (a)                                        $     2,278,288
               (Cost $2,278,288)
               ----------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.0%                            $    55,458,336
               (COST $38,666,354)
               ----------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

UNDISCOVERED MANAGERS REIT FUND

PORTFOLIO OF INVESTMENTS                   AS OF FEBRUARY 29, 2004

SHARES         ISSUER                                                           VALUE
-------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.3%

               COMMON STOCKS -- 98.3%

               APARTMENTS -- 12.7%
   301,928     Archstone-Smith Trust                                  $     8,453,984
   140,427     AvalonBay Communities, Inc.                                  7,074,712
    40,400     BRE Properties, Inc., Class A                                1,321,080
   117,384     Equity Residential                                           3,492,174
    88,000     Home Properties of New York, Inc.                            3,568,400
    94,900     Post Properties, Inc.                                        2,706,548
               ----------------------------------------------------------------------
                                                                           26,616,898
               ----------------------------------------------------------------------

               HOTELS -- 5.0%
   784,604     Host Marriott Corp.*                                         9,540,785
    51,400     Lasalle Hotel Properties                                     1,051,130
               ----------------------------------------------------------------------
                                                                           10,591,915
               ----------------------------------------------------------------------

               INDUSTRIAL -- 10.7%
   166,269     AMB Property Corp.                                           5,889,248
   246,300     ProLogis                                                     8,159,919
   178,800     Public Storage, Inc.                                         8,534,124
               ----------------------------------------------------------------------
                                                                           22,583,291
               ----------------------------------------------------------------------

               MANUFACTURED HOMES -- 4.4%
   208,550     Manufactured Home
               Communities, Inc.                                            6,975,998
    54,000     Sun Communities, Inc.                                        2,222,100
               ----------------------------------------------------------------------
                                                                            9,198,098
               ----------------------------------------------------------------------

               OFFICE -- 26.7%
   181,700     Alexandra Real Estate Equities, Inc.                        11,152,745
   211,500     Boston Properties, Inc.                                     10,835,145
    63,500     CarrAmerica Realty Corp.                                     2,044,700
   127,973     Cousins Properties, Inc.                                     3,928,771
   245,448     Equity Office Properties Trust                               7,005,086
   197,900     MACK-CALI Realty Corp.                                       8,422,624
    90,500     SL Green Realty Corp.                                        3,982,000
   156,834     Vornado Realty Trust                                         8,923,855
               ----------------------------------------------------------------------
                                                                           56,294,926
               ----------------------------------------------------------------------

               OFFICE/INDUSTRIAL -- 6.2%
   314,944     Catellus Development Corp.                                   8,267,280
    31,700     Duke Realty Corp.                                            1,027,080
   116,000     Kilroy Realty Corp.                                          3,874,400
               ----------------------------------------------------------------------
                                                                           13,168,760
               ----------------------------------------------------------------------

               OTHER -- 0.5%
    31,100     Plum Creek Timber Co., Inc.                            $       970,631

               OUTLET CENTERS -- 8.0%
   236,463     Chelsea Property Group                                      14,034,079
    65,600     Tanger Factory Outlet Centers, Inc.                          2,780,784
               ----------------------------------------------------------------------
                                                                           16,814,863
               ----------------------------------------------------------------------

               REGIONAL MALLS -- 12.9%
   339,255     General Growth Properties, Inc.                             10,605,111
   201,033     Simon Property Group, Inc.                                  10,954,288
   110,600     The Rouse Co.                                                5,530,000
               ----------------------------------------------------------------------
                                                                           27,089,399
               ----------------------------------------------------------------------

               STRIP CENTERS -- 11.2%
    83,799     Acadia Realty Trust                                          1,157,264
    82,900     Capital Automotive Real Estate
               Investment Trust                                             2,830,206
   142,900     Federal Realty Investment Trust                              6,051,815
    58,000     Kimco Realty Corp.                                           2,723,100
   256,129     Regency Centers Corp.                                       10,744,612
               ----------------------------------------------------------------------
                                                                           23,506,997
               ----------------------------------------------------------------------
               Total Common Stocks                                        206,835,778
               (Cost $149,529,406)
               ----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.7%

               MONEY MARKET FUND -- 1.7%
 3,471,853     JPMorgan Prime Money
               Market Fund (a)                                              3,471,853
               (Cost $3,471,853)
               ----------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.0%                            $   210,307,631
               (COST $153,001,259)
               ----------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

UM SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS                   AS OF FEBRUARY 29, 2004

SHARES         ISSUER                                                           VALUE
-------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 94.6%

               COMMON STOCKS -- 94.6%

               APPAREL -- 3.6%
    68,400     Kenneth Cole
               Productions, Inc., Class A                             $     2,309,184
    92,500     Phillips-Van Heusen Corp.                                    1,768,600
   115,500     Quiksilver, Inc.*                                            2,266,110
               ----------------------------------------------------------------------
                                                                            6,343,894
               ----------------------------------------------------------------------

               BANKING -- 4.6%
    16,300     Cascade Bancorp                                                373,270
   127,300     Commercial Capital Bancorp, Inc.*                            2,636,382
    20,550     East-West Bancorp, Inc.                                      1,092,233
     7,300     Franklin Bank Corp./Houston TX*                                138,846
    11,450     Harbor Florida Bancshares, Inc.                                330,104
    56,300     NetBank, Inc.                                                  698,120
    53,250     Silicon Valley Bancshares*                                   1,823,812
    18,120     Sterling Financial Corp.*                                      660,112
    22,950     Umpqua Holdings Corp.                                          470,934
               ----------------------------------------------------------------------
                                                                            8,223,813
               ----------------------------------------------------------------------

               BIOTECHNOLOGY -- 5.3%
   210,079     Cell Genesys, Inc.*                                          2,966,315
    34,500     Exact Sciences Corp.*                                          250,815
    33,900     Kosan Biosciences, Inc.*                                       396,630
    78,000     Lexicon Genetics, Inc.*                                        534,300
   540,050     Paradigm Genetics, Inc.*                                       734,468
   117,350     Telik, Inc.*                                                 2,760,072
   251,450     Third Wave Technologies, Inc.*                               1,206,960
   176,200     Transgenomic, Inc.*                                            452,834
               ----------------------------------------------------------------------
                                                                            9,302,394
               ----------------------------------------------------------------------

               BUSINESS SERVICES -- 0.6%
    50,800     Labor Ready, Inc.*                                             635,000
    15,100     PDI, Inc.*                                                     377,500
               ----------------------------------------------------------------------
                                                                            1,012,500
               ----------------------------------------------------------------------

               CHEMICALS -- 1.5%
    14,500     Cabot Microelectronics Corp.*                                  645,975
    71,950     Symyx Technologies, Inc.*                                    1,921,065
               ----------------------------------------------------------------------
                                                                            2,567,040
               ----------------------------------------------------------------------

               COMPUTER SOFTWARE -- 9.9%
    30,850     Advent Software, Inc.*                                         529,078
    65,400     Allscripts Healthcare Solutions, Inc.*                         584,022
    81,700     Cerner Corp.*                                          $     3,661,793
   275,800     Digimarc Corp.*                                              3,422,678
    86,500     Jack Henry & Associates, Inc.                                1,604,575
   104,000     LivePerson, Inc.*                                              484,640
    78,650     Mentor Graphics Corp.*                                       1,320,534
    75,650     Onyx Software Corp.*                                           276,879
    13,900     Open Solutions, Inc.*                                          339,160
   427,300     Pinnacle Systems, Inc.*                                      3,221,842
    21,800     Quest Software, Inc.*                                          343,786
    86,450     Red Hat, Inc.*                                               1,563,016
    30,800     Roxio, Inc.*                                                   110,880
    11,500     Secure Computing Corp.*                                        166,290
     8,450     Trident Microsystems, Inc.*                                    138,073
               ----------------------------------------------------------------------
                                                                           17,767,246
               ----------------------------------------------------------------------

               COMPUTERS/COMPUTER HARDWARE -- 3.0%
   318,750     Immersion Corp.*                                             2,773,125
    47,500     Komag, Inc.*                                                 1,084,900
    66,500     RadiSys Corp.*                                               1,363,915
               ----------------------------------------------------------------------
                                                                            5,221,940
               ----------------------------------------------------------------------

               CONSTRUCTION -- 1.4%
    20,000     Meritage Corp.*                                              1,481,600
    39,900     WCI Communities, Inc.*                                         915,306
               ----------------------------------------------------------------------
                                                                            2,396,906
               ----------------------------------------------------------------------

               CONSUMER SERVICES -- 1.4%
   105,850     Princeton Review, Inc.*                                        903,959
    13,900     Strayer Education, Inc.                                      1,510,374
               ----------------------------------------------------------------------
                                                                            2,414,333
               ----------------------------------------------------------------------

               ELECTRONICS/ELECTRICAL EQUIPMENT -- 2.8%
    67,700     Active Power, Inc.*                                            211,224
    42,900     Electroglas, Inc.*                                             227,370
   148,000     FEI Co.*                                                     3,367,000
   208,700     Identix, Inc.*                                               1,087,327
     7,900     Universal Display Corp.*                                       118,974
               ----------------------------------------------------------------------
                                                                            5,011,895
               ----------------------------------------------------------------------

               ENGINEERING SERVICES -- 0.4%
    23,000     Chicago Bridge & Iron Co., N.Y.
               Registered Shares (The Netherlands)                            645,150

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES         ISSUER                                                           VALUE
-------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               ENTERTAINMENT/LEISURE -- 0.9%
    78,000     Macrovision Corp.*                                     $     1,522,560

               FINANCIAL SERVICES -- 6.9%
   411,300     E*TRADE Group, Inc.*                                         5,885,703
   121,600     Friedman, Billings,
               Ramsey Group, Inc., Class A                                  3,236,992
    16,300     ITLA Capital Corp.*                                            782,237
    55,100     Saxon Capital, Inc.*                                         1,492,108
    53,200     United PanAm Financial Corp.*                                  948,024
               ----------------------------------------------------------------------
                                                                           12,345,064
               ----------------------------------------------------------------------

               FOOD/BEVERAGE PRODUCTS -- 0.7%
    35,700     Chicago Pizza & Brewery, Inc.*                                 520,506
    22,400     Red Robin Gourmet Burgers, Inc.*                               693,280
               ----------------------------------------------------------------------
                                                                            1,213,786
               ----------------------------------------------------------------------

               HEALTH CARE/HEALTH CARE SERVICES -- 1.7%
    17,500     Align Technology, Inc.*                                        345,275
    53,800     Alliance Imaging, Inc.*                                        206,054
     7,850     Apria Healthcare Group, Inc.*                                  245,391
    74,200     Bioject Medical Technologies, Inc.*                            247,828
    34,500     Cardiodynamics International Corp.*                            208,725
    25,400     Columbia Laboratories, Inc.*                                   150,114
     8,500     LifePoint Hospitals, Inc.*                                     284,750
    50,800     OraSure Technologies, Inc.*                                    445,008
    67,750     Orthodontic Centers of America, Inc.*                          507,448
    29,100     Vasogen, Inc.*                                                 178,674
    13,300     Vital Images, Inc.*                                            142,177
               ----------------------------------------------------------------------
                                                                            2,961,444
               ----------------------------------------------------------------------

               INSURANCE -- 0.2%
     9,100     RLI Corp.                                                      364,000

               INTERNET SERVICES/SOFTWARE -- 6.7%
    62,300     Ask Jeeves, Inc.*                                            1,257,837
   372,002     Corillian Corp.*                                             1,956,731
    96,800     Digital Insight Corp.*                                       2,096,688
   344,800     DoubleClick, Inc.*                                           3,741,080
   102,300     Lionbridge Technologies, Inc.*                                 846,021
    21,200     NIC, Inc.*                                                     132,924
    52,900     Trizetto Group, Inc.*                                          367,126
     6,000     Webex Communications, Inc.*                            $       153,420
    46,000     Websense, Inc.*                                              1,255,800
               ----------------------------------------------------------------------
                                                                           11,807,627
               ----------------------------------------------------------------------

               MACHINERY & ENGINEERING EQUIPMENT -- 0.9%
    46,000     Cognex Corp.                                                 1,529,960

               MANUFACTURING -- 0.1%
     4,200     Albany International Corp., Class A                            134,064

               MULTI-MEDIA -- 0.5%
    46,100     Journal Communications, Inc., Class A                          845,013

               OIL & GAS -- 3.0%
    33,250     CAL Dive International, Inc.*                                  806,313
    15,700     Evergreen Resources, Inc.*                                     516,530
    64,700     Headwaters, Inc.*                                            1,539,213
    36,900     Key Energy Services, Inc.*                                     498,888
    30,800     Lone Star Technologies, Inc.*                                  532,224
     4,200     Quicksilver Resources, Inc.*                                   173,208
    21,800     Ultra Petroleum Corp.*                                         635,688
    28,400     Varco International, Inc.*                                     565,728
               ----------------------------------------------------------------------
                                                                            5,267,792
               ----------------------------------------------------------------------

               PHARMACEUTICALS -- 10.0%
    10,100     aaiPharma, Inc.*                                               154,530
    85,250     Alkermes, Inc.*                                              1,214,813
     7,300     AtheroGenics, Inc.*                                            140,160
    29,600     AVI BioPharma, Inc.*                                           102,416
   224,400     Corixa Corp.*                                                1,366,596
   233,200     Cubist Pharmaceuticals, Inc.*                                2,616,504
   197,750     Dendreon Corp.*                                              2,721,039
   279,500     Genta, Inc.*                                                 3,247,789
   245,000     Isis Pharmaceuticals, Inc.*                                  1,947,750
   271,000     La Jolla Pharmaceutical Co.*                                   826,550
   227,900     Medarex, Inc.*                                               2,039,705
    38,700     MIM Corp.*                                                     310,374
     9,433     Nuvelo, Inc.*                                                  117,724
    51,450     Tularik, Inc.*                                                 946,680
    59,250     Viropharma, Inc.*                                              186,045
               ----------------------------------------------------------------------
                                                                           17,938,675
               ----------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES         ISSUER                                                           VALUE
-------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

               RETAILING -- 4.4%
    78,675     Christopher & Banks Corp. $                                  1,465,715
    35,700     Cost Plus, Inc.*                                             1,383,018
    15,150     Duane Reade, Inc.*                                             258,308
   118,000     Hot Topic, Inc.*                                             3,425,540
     7,900     Insight Enterprises, Inc.*                                     168,033
   161,500     The Bombay Co., Inc.*                                        1,111,120
               ----------------------------------------------------------------------
                                                                            7,811,734
               ----------------------------------------------------------------------

               SEMI-CONDUCTORS -- 18.7%
    30,200     August Technology Corp.*                                       523,366
   163,600     Brooks Automation, Inc.*                                     3,463,412
   154,200     ChipPAC, Inc., Class A*                                      1,315,326
   126,400     Credence Systems Corp.*                                      1,434,640
    31,500     Cymer, Inc.*                                                 1,214,010
    42,950     Dupont Photomasks, Inc.*                                       954,349
   134,900     Genesis Microchip, Inc.*                                     2,228,548
   701,250     Lattice Semiconductor Corp.*                                 7,243,913
   104,000     Mykrolis Corp.*                                              1,568,320
    70,800     NPTest Holding Corp.*                                        1,028,724
   464,250     Pixelworks, Inc.*                                            7,650,839
     2,100     PLX Technology, Inc.*                                           20,370
    75,000     Rudolph Technologies, Inc.*                                  1,542,750
   160,850     Skyworks Solutions, Inc.*                                    1,814,388
   128,850     TriQuint Semiconductor, Inc.*                                1,030,800
               ----------------------------------------------------------------------
                                                                           33,033,755
               ----------------------------------------------------------------------

               STEEL -- 0.7%
    54,400     Steel Dynamics, Inc.*                                        1,319,200

               TELECOMMUNICATIONS EQUIPMENT -- 3.7%
    67,700     Harmonic, Inc.*                                                828,648
   260,682     Polycom, Inc.*                                               5,753,252
               ----------------------------------------------------------------------
                                                                            6,581,900
               ----------------------------------------------------------------------

               TOYS & GAMES -- 1.0%
    52,000     Marvel Enterprises, Inc.*                                    1,781,000
               ----------------------------------------------------------------------
               Total Common Stocks                                        167,364,685
               (Cost $126,393,009)
               ----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 5.4%

               MONEY MARKET FUND -- 5.4%
 9,574,099     JPMorgan Prime Money
               Market Fund (a)                                        $     9,574,099
               (Cost $9,574,099)
               ----------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.0%                            $   176,938,784
               (COST $135,967,108)
               ----------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

Abbreviations

*   -- Non-income producing security.
(a) -- Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by J.P. Morgan Investment Management, Inc.

SEE NOTES TO FINANCIAL STATEMENTS.

UNDISCOVERED MANAGERS FUNDS

STATEMENT OF ASSETS
AND LIABILITIES                            AS OF FEBRUARY 29, 2004

                                                     BEHAVIORAL       BEHAVIORAL              REIT         SMALL CAP
                                                    GROWTH FUND       VALUE FUND              FUND       GROWTH FUND
ASSETS
Investment securities, at value                   $ 129,646,203     $ 55,458,336     $ 210,307,631     $ 176,938,784
Cash                                                     13,181            2,948             3,779                --
Receivables:
   Investment securities sold                         1,232,558          403,327                --           814,872
   Fund shares sold                                      91,982          243,802           424,987         6,705,300
   Interest and dividends                                16,468           17,320            34,145            12,465
   Expense reimbursements                                 8,009            2,111             3,285             9,464
--------------------------------------------------------------------------------------------------------------------
Total Assets                                        131,008,401       56,127,844       210,773,827       184,480,885
--------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
   Investment securities purchased                    1,118,589        1,249,803         1,054,168         5,788,150
   Fund shares redeemed                                 259,607           18,351           222,584            16,848
Accrued liabilities:
   Investment advisory fees                              90,665           28,843            95,858           104,061
   Administration fees                                   26,053           10,301            41,318            33,353
   Distribution fees                                      3,653               --                --                --
   Custodian fees                                         5,678            5,991                --            10,255
   Trustees' fees                                         1,026              154                --               327
   Other                                                 21,515           14,968            34,275            17,674
--------------------------------------------------------------------------------------------------------------------
Total Liabilities                                     1,526,786        1,328,411         1,448,203         5,970,668
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                        $ 129,481,615     $ 54,799,433     $ 209,325,624     $ 178,510,217
--------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                     BEHAVIORAL       BEHAVIORAL              REIT         SMALL CAP
                                                    GROWTH FUND       VALUE FUND              FUND       GROWTH FUND
NET ASSETS
Paid in capital                                     170,889,600       36,571,488       141,211,701       137,130,225
Accumulated net investment
income (loss)                                          (759,900)         (24,311)           42,786          (742,725)
Accumulated net realized gain (loss)
on investments                                      (71,607,568)       1,460,274        10,764,765         1,151,041
Net unrealized appreciation
(depreciation) of investments                        30,959,483       16,791,982        57,306,372        40,971,676
--------------------------------------------------------------------------------------------------------------------
Total Net Assets                                  $ 129,481,615     $ 54,799,433     $ 209,325,624     $ 178,510,217
--------------------------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding
($0.001 par value; unlimited
number of shares authorized)
   Institutional Shares                               5,712,333        1,946,145        10,607,752        16,011,175
   Investor Shares                                      639,318
Net Asset Value:
   Institutional Shares
   (and redemption price)                         $       20.42     $      28.16     $       19.73     $       11.15
   Investor Shares (and
   redemption price)                              $       20.08
--------------------------------------------------------------------------------------------------------------------
Cost of investments                               $  98,686,720     $ 38,666,354     $ 153,001,259     $ 135,967,108
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

UNDISCOVERED MANAGERS FUNDS

STATEMENT OF
OPERATIONS                   FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004

                                                     BEHAVIORAL       BEHAVIORAL              REIT         SMALL CAP
                                                    GROWTH FUND       VALUE FUND              FUND       GROWTH FUND
INVESTMENT INCOME
Interest                                          $          12     $        178     $         996     $         969
Dividend                                                 72,210          282,543         4,451,644           101,437
Dividend income from affiliated
investments*                                              4,332            1,734             2,564             5,876
Foreign taxes withheld                                       --             (357)               --              (274)
--------------------------------------------------------------------------------------------------------------------
Total investment income                                  76,554          284,098         4,455,204           108,008
--------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                595,548          231,171         1,007,364           673,496
Administration fees                                     156,724           55,041           239,849           177,236
Distribution fees                                        21,493               --                --                --
Custodian and accounting fees                            23,747           18,986            12,706            34,057
Printing and postage                                      5,742            1,726             7,813             3,357
Professional fees                                        27,018           17,954            43,699            27,356
Registration fees                                        12,913            8,411            10,967            10,852
Transfer agent fees                                      44,203           18,873            56,073            30,532
Trustees' fees                                            7,523            1,720             9,449             4,758
Other                                                     8,081            3,093            15,037             6,603
--------------------------------------------------------------------------------------------------------------------
Total expenses                                          902,992          356,975         1,402,957           968,247
--------------------------------------------------------------------------------------------------------------------
Less amounts waived                                       8,626           14,903            80,320            23,443
Less expense reimbursements                              57,912           33,843            47,844            94,071
--------------------------------------------------------------------------------------------------------------------
   Net expenses                                         836,454          308,229         1,274,793           850,733
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           (759,900)         (24,131)        3,180,411          (742,725)
--------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                     BEHAVIORAL       BEHAVIORAL              REIT         SMALL CAP
                                                    GROWTH FUND       VALUE FUND              FUND       GROWTH FUND
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
   Investments                                       17,269,637        4,061,974        13,248,965         9,181,008
Change in net unrealized appreciation
(depreciation) of:
   Investments                                       (5,160,352)       6,459,981        22,311,302        16,854,842

Net realized and unrealized gain (loss)
on investments                                       12,109,285       10,521,955        35,560,267        26,035,850
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                                   $  11,349,385     $ 10,497,824     $  38,740,678     $  25,293,125
--------------------------------------------------------------------------------------------------------------------
*  Includes reimbursements of
   investment advisory, administration
   and shareholder servicing fees :               $         582     $        280     $         405     $         942
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

UNDISCOVERED MANAGERS FUND

STATEMENT OF CHANGES IN NET ASSETS       FOR THE PERIODS INDICATED

                                                       BEHAVIORAL GROWTH FUND                  BEHAVIORAL VALUE FUND
                                                  ---------------------------------      ---------------------------------
                                                  9/1/03 THROUGH         YEAR ENDED      9/1/03 THROUGH         YEAR ENDED
                                                         2/29/04            8/31/03             2/29/04            8/31/03
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income (loss)                      $     (759,900)     $    (758,308)     $      (24,131)     $    (186,094)
Net realized gain (loss) on
investments                                           17,269,637          4,924,527           4,061,974         (1,076,294)
Change in net unrealized appreciation
(depreciation) of investments                         (5,160,352)        30,247,951           6,459,981         12,407,079
--------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                   11,349,385         34,414,170          10,497,824         11,144,691
--------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net realized gain on
investment transactions                                       --                 --          (1,155,667)        (2,076,201)
--------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                       --                 --          (1,155,667)        (2,076,201)
--------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                    3,884,077          8,564,947           4,890,444          3,453,130
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets               15,233,462         42,979,117          14,232,601         12,521,620
--------------------------------------------------------------------------------------------------------------------------
Beginning of period                                  114,248,153         71,269,036          40,566,832         28,045,212
--------------------------------------------------------------------------------------------------------------------------
End of period                                     $  129,481,615      $ 114,248,153      $   54,799,433      $  40,566,832
--------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                 $     (759,900)     $          --      $      (24,311)     $        (180)
--------------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                              SEMI-ANNUAL REPORT
                                                                FEBRUARY 29 2004

                                                              REIT FUND                        SMALL CAP GROWTH FUND
                                                  ---------------------------------      ---------------------------------
                                                  9/1/03 THROUGH         YEAR ENDED      9/1/03 THROUGH         YEAR ENDED
                                                         2/29/04            8/31/03             2/29/04            8/31/03
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income (loss)                      $    3,180,411      $   4,660,322      $     (742,725)     $    (743,810)
Net realized gain (loss) from
investments                                           13,248,965         (1,162,108)          9,181,008           (487,656)
Change in net unrealized appreciation
(depreciation) of investments                         22,311,302         18,596,138          16,854,842         37,855,144
--------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets
   from operations                                    38,740,678         22,094,352          25,293,125         36,623,678
--------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                 (3,137,625)        (7,543,430)                 --                 --
Net realized gain on
investment transactions                                 (394,696)        (2,068,746)         (1,508,537)                --
Return of capital                                             --           (160,042)                 --                 --
--------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                (3,532,321)        (9,772,218)         (1,508,537)                --
--------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                    2,581,273         30,758,197          32,190,965         45,492,507
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets               37,789,630         43,080,331          55,975,553         82,116,185
--------------------------------------------------------------------------------------------------------------------------
Beginning of period                                  171,535,994        128,455,663         122,534,664         40,418,479
--------------------------------------------------------------------------------------------------------------------------
End of period                                     $  209,325,624      $ 171,535,994      $  178,510,217      $ 122,534,664
--------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                 $       42,786      $          --      $     (742,725)     $          --
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

UNDISCOVERED MANAGERS FUNDS

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Undiscovered Managers Funds ("UMF" or the "Trust") was organized on September 29, 1997 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The following are four separate portfolios of the Trust (collectively, the "Funds").

                                                 FUND    CLASSES OFFERED
 Undiscovered Managers Behavioral Growth Fund ("BGF")    Institutional and Investor
  Undiscovered Managers Behavioral Value Fund ("BVF")    Institutional
               Undiscovered Managers REIT Fund ("RF")    Institutional
                    UM Small Cap Growth Fund ("SCGF")    Institutional

Effective January 31, 2004, J.P. Morgan Investment Management Inc. ("JPMIM" or the Adviser), a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of J.P. Morgan Chase & Co., acts as the investment adviser to the Funds. In addition, on January 30, 2004, the new Board of Trustees approved J.P. Morgan Chase Bank ("JPMCB"), an affiliate of JPMIM, as Administrator.

2. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market System equity securities quoted by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities (other than convertible bonds) with a maturity of 61 days or more at the purchase date held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. Short-term investments with 60 days or less to maturity are valued at amortized cost, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is reasonably possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Funds apply fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Fund's adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset value.

Prior to January 31, 2004, equity securities for which there was no sale on that day and equity securities traded only in the over-the-counter market were valued at the closing bid prices obtained from one or more dealers in making markets for such securities.

B. RESTRICTED AND ILLIQUID SECURITIES -- Each Fund may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on an identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend. RF records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. RF adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

D. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

E. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

F. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

G. OTHER EXPENSES -- Other expenses in the Statement of Operations include fees related to insurance, pricing and reporting services.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to an Investment Advisory Agreement, JPMIM acts as the investment adviser to the Funds. The Adviser supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at the following annual percentage of the average daily net assets for each Fund:

                                                        INVESTMENT
                                                   ADVISORY FEE (%)
FUND
BCG                                                            0.95
BVF                                                            1.05
RF                                                             1.05
SCGF                                                           0.95

A sub-advisory agreement exists between the Adviser and the following Sub-Advisers:

                                                       SUB-ADVISERS
FUND
BGF                          Fuller & Thaler Asset Management, Inc.
BVF                          Fuller & Thaler Asset Management, Inc.
SCGF                                Mazama Capital Management, Inc.

Prior to January 31, 2004, Undiscovered Managers, LLC ("UMLLC") acted as the investment adviser to the Funds. The fee to UMLLC was accrued daily and paid at least quarterly, at the following percentage of each Fund's average daily net assets:

                                                        INVESTMENT
                                                   ADVISORY FEE (%)
FUND
BCG                                                            0.95
BVF                                                            1.05
RF                                                             1.05
SCGF                                                           0.95

Also, prior to January 31, 2004, UMLLC entered into various sub-advisory agreements:

                                                       SUB-ADVISERS
FUND
BGF                          Fuller & Thaler Asset Management, Inc.
BVF                          Fuller & Thaler Asset Management, Inc.
RF                                          Bay Isle Financial LLC*
SCGF                                Mazama Capital Management, Inc.

   * On January 1, 2004, JPMIM replaced Bay Isle Financial LLC as sub-adviser to RF. On January 31, 2004, JPMIM became the investment adviser to RF and the sub-advisory agreement was terminated.

UMLLC had agreed to reduce its management fees and pay the expenses of each Fund's Institutional Class and Investor Class shares in order to limit such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) to the following annual percentage rates of the average daily net assets of such Fund's Institutional Class and Investor Class shares, subject to the obligation of each class of a Fund to repay the Adviser such class's deferred fees and expenses in future years, if any, when such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses) fall below the stated percentage rate, but only to the extent that such repayment would not cause such class's expenses (exclusive of brokerage costs, interest, taxes and extraordinary expenses), in any such future year, to exceed the stated percentage rate, and provided that such class is not obligated to repay any such deferred fees and expenses more than three years after the end of the fiscal year in which they were incurred: 1.30% and 1.65% for Behavioral Growth Fund's Institutional Class and Investor Class shares, respectively; 1.40% for Behavioral Value Fund's Institutional Class shares; 1.40% for REIT Fund's Institutional Class shares; and 1.20% for Small Cap Growth Fund's Institutional Class shares.

The agreements between the Funds and UMLLC were terminated on January 30, 2004, and any Fund's obligation to pay such deferred fees and expenses has been permanently waived by UMLLC. Effective January 31, 2004, the Administrator has agreed to limit the Funds' expenses in accordance with the administration agreement as outlined in note 3.D.

The Advisers waived fees as outlined in Note 3.E.

Effective January 31, 2004, the Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. DISTRIBUTION FEE -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the exclusive underwriter for Investor Class of the Trust, and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted a Distribution Plan (the "Distribution Plan") for the Investor Class of BGF in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Investor Class of BGF shall pay distribution fees, including payments to the Distributor, at an annual rate of 0.35% of its average daily net assets.

Prior to January 31, 2004, the Funds' distributor was PFPC Distributors. Inc., which received a fee of 0.35% of BGF's average daily net assets attributable to its Investor Class shares.

C. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for the Funds. Compensation for such services is presented in the Statement of Operations as Custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations. The amounts paid to JPMCB for custody and accounting fees were as follows:

                                                             AMOUNT
FUND
BGF                                                         $ 1,941
BVF                                                           2,981
RF                                                              513
SCGF                                                          5,240

Prior to January 31, 2004, custody services were provided by the Bank of New York. Accounting services were provided by PFPC, Inc.

D. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.25% of each Fund's average daily net assets.

BISYS Funds Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below:

                                     INSTITUTIONAL             INVESTOR
                                             CLASS                CLASS
FUND
BGF                                           1.30                 1.65
BVF                                           1.40                  n/a
RF                                            1.00                  n/a
SCGF                                          1.20                  n/a

Prior to January 31, 2004, UMLLC provided each Fund all administrative services for a monthly fee at the annual rate of 0.25% of the Fund's average daily net assets.

The contractual expense limitation agreements were in effect for the period ended February 29, 2004. The expense limitations are due to expire on January 30, 2006.

The Administrator waived fees and reimbursed expenses as outlined in Note 3.E.

E. WAIVERS AND REIMBURSEMENTS -- For the six months ended February 29, 2004, the Funds' vendors waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows:

                                   CONTRACTUAL WAIVERS
                                   -------------------
                                        INVESTMENT          CONTRACTUAL
                                          ADVISORY       REIMBURSEMENTS
FUND
BGF                                     $    8,626            $  57,912
BVF                                         14,903               33,843
RF                                          80,320               47,844
SCGF                                        23,443               94,071
Total                                   $  127,292            $ 233,670

F. OTHER -- Certain officers of the Trust are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.

The Funds may use related party broker dealers. For the period from January 31, 2004 through February 29, 2004, SCGF incurred $13,448 of brokerage commissions with brokers/dealers affiliated with JPMCB.

The SEC has granted an exemptive order permitting each fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. CLASS SPECIFIC EXPENSES

The Funds' class specific expenses for the six months ended February 29, 2004 are as follows:

                                      DISTRIBUTION       TRANSFER AGENT
FUND
BGF
Institutional                            $      --             $ 37,256
Investor                                    21,493                6,947
Total                                    $  21,493             $ 44,203

5. INVESTMENT TRANSACTIONS

For the six months ended February 29, 2004, purchases and sales of investments (excluding short-term investments) are as follows:

             PURCHASES             SALES    PURCHASES        SALES
       (EXCLUDING U.S.   (EXCLUDING U.S.      OF U.S.      OF U.S.
           GOVERNMENT)       GOVERNMENT)   GOVERNMENT   GOVERNMENT
BGF    $    84,650,004   $    81,777,206  $        --  $        --
BVF         19,504,346        16,931,842           --           --
RF          52,001,048        44,837,256           --           --
SCGF        72,900,608        46,068,800           --           --

6. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 29, 2004 are as follows:

                                   GROSS          GROSS    NET UNREALIZED
             AGGREGATE        UNREALIZED     UNREALIZED      APPRECIATION
                  COST      APPRECIATION   DEPRECIATION    (DEPRECIATION)
BGF    $    98,686,720   $    33,530,945   $ (2,571,462)   $   30,959,483
BVF         38,666,354        17,861,142     (1,069,160)       16,791,982
REIT       153,001,259        57,366,994        (60,622)       57,306,372
SCGF       135,967,108        44,693,695     (3,722,019)       40,971,676

7. CONCENTRATIONS AND INDEMNIFICATIONS

REIT Fund invests primarily in shares of real estate investment trusts. While the Fund will not invest in real estate directly, the Fund may be subject to risks similar to those associated with direct ownership of real estate. These risks may include, but are not limited to, price movement as a result of interest rate fluctuations, general and local economic conditions, and heavy cash flow dependency, in addition to securities market risks.

Small Companies: All of the Funds may invest in companies with relatively small market capitalizations. Several of the Funds will invest primarily in such companies. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. CORPORATE EVENT

On January 14, 2004, J.P. Morgan Chase & Co. and Bank One Corp. announced they have entered into an agreement and plan of merger. The merger is subject to the approval of the shareholders of both institutions as well as U.S. federal and state and foreign regulatory authorities. Completion of the transaction is expected to occur in mid-2004.

9. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented:

                                                  BEHAVIORAL GROWTH FUND                       BEHAVIORAL VALUE FUND
                                           --------------------------------------      --------------------------------------
                                            SIX MONTHS ENDED           YEAR ENDED       SIX MONTHS ENDED           YEAR ENDED
                                           FEBRUARY 29, 2004      AUGUST 31, 2003      FEBRUARY 29, 2004      AUGUST 31, 2003
INSTITUTIONAL SHARES
AMOUNT
   Shares sold                             $      22,238,805      $    40,629,307      $      15,125,513      $    14,945,431
   Shares issued in reinvestment
   of distributions                                       --                   --              1,101,425            1,942,314
   Shares redeemed                               (19,977,068)         (32,752,715)           (11,336,494)         (13,434,615)
-----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                      $       2,261,737      $     7,876,592      $       4,890,444      $     3,453,130
-----------------------------------------------------------------------------------------------------------------------------
SHARES
   Shares sold                                     1,123,417            2,769,761                585,626              833,259
   Shares issued in reinvestment
   of distributions                                       --                   --                 45,030              118,002
   Shares redeemed                                (1,019,115)          (2,482,691)              (464,003)            (781,528)
-----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                104,302              287,070                166,653              169,733
-----------------------------------------------------------------------------------------------------------------------------

INVESTOR SHARES
AMOUNT
   Shares sold                             $       5,654,126      $     2,713,228
   Shares redeemed                                (4,031,786)          (2,024,873)
-----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                      $       1,622,340      $       688,355
-----------------------------------------------------------------------------------------------------------------------------
SHARES
   Shares sold                                       289,211              186,906
   Shares redeemed                                  (209,697)            (149,115)
-----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                 79,514               37,791
-----------------------------------------------------------------------------------------------------------------------------

                                                         REIT FUND                             SMALL CAP GROWTH FUND
                                           --------------------------------------      --------------------------------------
                                            SIX MONTHS ENDED           YEAR ENDED       SIX MONTHS ENDED           YEAR ENDED
                                           FEBRUARY 29, 2004      AUGUST 31, 2003      FEBRUARY 29, 2004      AUGUST 31, 2003
INSTITUTIONAL SHARES
AMOUNT
   Shares sold                             $      32,402,409      $    85,528,533      $      54,857,878      $    65,167,964
   Shares issued in reinvestment
   of distributions                                3,447,957            9,562,282              1,490,927                   --
   Shares redeemed                               (33,269,093)         (64,332,618)           (24,157,840)         (19,675,457)
-----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                      $       2,581,273      $    30,758,197      $      32,190,965      $    45,492,507
-----------------------------------------------------------------------------------------------------------------------------
SHARES
   Shares sold                                     1,806,902            5,774,294              5,152,269            9,117,250
   Shares issued in reinvestment
   of distributions                                  198,087              674,112                151,210                   --
   Shares redeemed                                (1,832,954)          (4,392,212)            (2,366,133)          (2,726,051)
-----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in Fund
   shares outstanding                                172,035            2,056,194              2,937,346            6,391,199
-----------------------------------------------------------------------------------------------------------------------------

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

UNDISCOVERED MANAGERS FUNDS

FINANCIAL HIGHLIGHTS

INSTITUTIONAL CLASS SHARES

                                                             PER SHARE OPERATING PERFORMANCE:
                            --------------------------------------------------------------------------------------------------
                                           INCOME FROM INVESTMENT OPERATIONS:                   LESS DISTRIBUTIONS:
                                        ----------------------------------------    ------------------------------------------
                                                         NET GAINS
                                                      OR LOSSES IN
                            NET ASSET          NET      SECURITIES                   DIVIDENDS
                               VALUE,   INVESTMENT           (BOTH    TOTAL FROM      FROM NET   DISTRIBUTIONS
                            BEGINNING       INCOME    REALIZED AND    INVESTMENT    INVESTMENT    FROM CAPITAL           TOTAL
                            OF PERIOD       (LOSS)     UNREALIZED)    OPERATIONS        INCOME           GAINS   DISTRIBUTIONS
BEHAVIORAL GROWTH FUND+
9/1/03 Through 2/29/04      $   18.55        (0.12)           1.99          1.87            --              --              --
Year Ended 8/31/03          $   12.21        (0.14)@          6.48          6.34            --              --              --
Year Ended 8/31/02          $   14.47        (0.16)@         (2.10)        (2.26)           --              --              --
Year Ended 8/31/01          $   30.40        (0.22)@        (14.57)       (14.79)           --            1.14            1.14
Year Ended 8/31/00          $   21.38        (0.28)@          9.30          9.02            --              --              --
Year Ended 8/31/99          $   11.86        (0.13)@          9.65          9.52            --              --              --

BEHAVIORAL VALUE FUND
9/1/03 Through 2/29/04      $   22.80        (0.01)           6.03          6.02            --            0.66            0.66
Year Ended 8/31/03          $   17.42        (0.12)@          6.84          6.72            --            1.34            1.34
Year Ended 8/31/02          $   21.06        (0.17)@         (3.20)        (3.37)           --            0.27            0.27
Year Ended 8/31/01          $   19.68        (0.13)@          1.51          1.38            --              --^             --^
Year Ended 8/31/00          $   15.11        (0.06)@          5.33          5.27          0.06            0.64            0.70
Year Ended 8/31/99          $   12.50        (0.03)           2.64          2.61            --              --              --

+ On March 15, 2001, the Fund ceased offering C Class shares and all remaining C Class shares were redeemed.
@   Calculated based upon average shares outstanding.
^   Amount is less than $0.005.

                                               SEE NOTES TO FINANCIAL STATEMENTS

                            PER SHARE OPERATING PERFORMANCE:
                            --------------------------------
                             NET ASSET
                            VALUE, END                 TOTAL
                             OF PERIOD            RETURN (a)
BEHAVIORAL GROWTH FUND+
9/1/03 Through 2/29/04      $    20.42                 10.08%
Year Ended 8/31/03          $    18.55                 51.93%
Year Ended 8/31/02          $    12.21                (15.62%)
Year Ended 8/31/01          $    14.47                (49.63%)
Year Ended 8/31/00          $    30.40                 42.19%
Year Ended 8/31/99          $    21.38                 80.27%

BEHAVIORAL VALUE FUND
9/1/03 Through 2/29/04      $    28.16                 26.83%
Year Ended 8/31/03          $    22.80                 41.56%
Year Ended 8/31/02          $    17.42                (16.16%)
Year Ended 8/31/01          $    21.06                  7.03%
Year Ended 8/31/00          $    19.68                 35.99%
Year Ended 8/31/99          $    15.11                 20.88%

                                                                 RATIOS/SUPPLEMENTAL DATA:
                            ---------------------------------------------------------------------------------------------------
                                                              RATIOS TO AVERAGE NET ASSETS: #
                                          -----------------------------------------------------------------------
                                                                                                   NET INVESTMENT
                            NET ASSETS,                      NET                 EXPENSES           INCOME (LOSS)
                                 END OF               INVESTMENT         WITHOUT WAIVERS,        WITHOUT WAIVERS,     PORTFOLIO
                                 PERIOD        NET        INCOME           REIMBURSEMENTS          REIMBURSEMENTS      TURNOVER
                             (THOUSANDS)   EXPENSES        (LOSS)     AND EARNINGS CREDITS    AND EARNINGS CREDITS      RATE (a)
BEHAVIORAL GROWTH FUND+
9/1/03 Through 2/29/04      $   116,644       1.30%        (1.18%)                   1.40%                  (1.28%)          67%
Year Ended 8/31/03          $   104,018       1.30%        (0.97%)                   1.47%                  (1.14%)         129%
Year Ended 8/31/02          $    64,968       1.30%        (1.16%)                   1.49%                  (1.35%)          94%
Year Ended 8/31/01          $   106,195       1.30%        (1.16%)                   1.43%                  (1.29%)          97%
Year Ended 8/31/00          $   263,268       1.30%        (0.97%)                   1.44%                  (1.11%)          90%
Year Ended 8/31/99          $    94,075       1.30%        (0.72%)                   1.84%                  (1.26%)          72%

BEHAVIORAL VALUE FUND
9/1/03 Through 2/29/04      $    54,799       1.40%        (0.11%)                   1.62%                  (0.33%)          39%
Year Ended 8/31/03          $    40,567       1.40%        (0.65%)                   1.75%                  (1.00%)          84%
Year Ended 8/31/02          $    28,045       1.40%        (0.84%)                   1.65%                  (1.09%)          59%
Year Ended 8/31/01          $    34,828       1.40%        (0.66%)                   1.69%                  (0.95%)          36%
Year Ended 8/31/00          $    21,015       1.40%        (0.35%)                   2.31%                  (1.26%)          54%
Year Ended 8/31/99          $     3,651       1.40%        (0.35%)                   7.89%                  (6.84%)          58%

(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS

                                      PER SHARE OPERATING PERFORMANCE:
                            ---------------------------------------------------
                                          INCOME FROM INVESTMENT OPERATIONS:
                                        ---------------------------------------
                                                        NET GAINS
                                                     OR LOSSES IN
                            NET ASSET          NET     SECURITIES
                               VALUE,   INVESTMENT          (BOTH    TOTAL FROM
                            BEGINNING       INCOME   REALIZED AND    INVESTMENT
                            OF PERIOD       (LOSS)    UNREALIZED)    OPERATIONS
REIT FUND (b) (c)
9/1/03 Through 2/28/04      $   16.44         0.30           3.33          3.63
Year Ended 8/31/03          $   15.33         0.49@          1.65          2.14
Year Ended 8/31/02          $   14.50         0.50@          0.80          1.30
Year Ended 8/31/01          $   12.47         0.52@          1.91          2.43
Year Ended 8/31/00          $   11.19         0.51@          1.26          1.77
Year Ended 8/31/99          $   10.64         0.53@          0.30          0.83

SMALL CAP GROWTH FUND
9/1/03 Through 2/29/04      $    9.37        (0.05)          1.94          1.89
Year Ended 8/31/03          $    6.05        (0.07)@         3.39          3.32
Year Ended 8/31/02          $    8.61        (0.09)@        (2.44)        (2.53)
10/2/00* Through 8/31/01    $   12.50        (0.08)@        (3.81)        (3.89)

                                       PER SHARE OPERATING PERFORMANCE:
                            ------------------------------------------------------
                                             LESS DISTRIBUTIONS:
                            ------------------------------------------------------
                             DIVIDENDS
                              FROM NET   DISTRIBUTIONS
                            INVESTMENT    FROM CAPITAL   RETURN OF           TOTAL
                                INCOME           GAINS     CAPITAL   DISTRIBUTIONS
REIT FUND (b) (c)
9/1/03 Through 2/28/04            0.30            0.04          --            0.34
Year Ended 8/31/03                0.79            0.22        0.02            1.03
Year Ended 8/31/02                0.41            0.06          --            0.47
Year Ended 8/31/01                0.40              --          --            0.40
Year Ended 8/31/00                0.49              --          --            0.49
Year Ended 8/31/99                0.28              --          --            0.28

SMALL CAP GROWTH FUND
9/1/03 Through 2/29/04              --            0.11          --            0.11
Year Ended 8/31/03                  --              --          --              --
Year Ended 8/31/02                  --            0.03          --            0.03
10/2/00* Through 8/31/01            --              --          --              --

  * Commencement of operations.
(b) On March 15, 2001, the Fund ceased offering Class C shares and all remaining Class C shares were redeemed.
(c) On September 21, 2001, the Fund ceased offering Investor Class shares and all remaining Investor Class shares were redeemed.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                            PER SHARE OPERATING PERFORMANCE:
                            --------------------------------
                             NET ASSET
                            VALUE, END                 TOTAL
                             OF PERIOD            RETURN (a)
REIT FUND (b) (c)
9/1/03 Through 2/28/04      $    19.73                 22.32%
Year Ended 8/31/03          $    16.44                 15.14%
Year Ended 8/31/02          $    15.33                  9.27%
Year Ended 8/31/01          $    14.50                 19.83%
Year Ended 8/31/00          $    12.47                 17.18%
Year Ended 8/31/99          $    11.19                  7.84%

SMALL CAP GROWTH FUND
9/1/03 Through 2/29/04      $    11.15                 20.34%
Year Ended 8/31/03          $     9.37                 54.88%
Year Ended 8/31/02          $     6.05                (29.50%)
10/2/00* Through 8/31/01    $     8.61                (31.12%)

                                                                 RATIOS/SUPPLEMENTAL DATA:
                            ---------------------------------------------------------------------------------------------------
                                                              RATIOS TO AVERAGE NET ASSETS: #
                                          -----------------------------------------------------------------------
                                                                                                   NET INVESTMENT
                            NET ASSETS,                      NET                 EXPENSES           INCOME (LOSS)
                                 END OF               INVESTMENT         WITHOUT WAIVERS,        WITHOUT WAIVERS,     PORTFOLIO
                                 PERIOD        NET        INCOME           REIMBURSEMENTS          REIMBURSEMENTS      TURNOVER
                             (THOUSANDS)   EXPENSES        (LOSS)     AND EARNINGS CREDITS    AND EARNINGS CREDITS      RATE (a)
REIT FUND (b) (c)
9/1/03 Through 2/28/04      $   209,326       1.33%         3.30%                    1.46%                   3.17%           24%
Year Ended 8/31/03          $   171,536       1.40%         3.27%                    1.48%                   3.19%           36%
Year Ended 8/31/02          $   128,456       1.40%         3.40%                    1.50%                   3.30%           33%
Year Ended 8/31/01          $    79,460       1.40%         3.90%                    1.63%                   3.67%           29%
Year Ended 8/31/00          $    44,558       1.40%         4.51%                    1.90%                   4.01%           64%
Year Ended 8/31/99          $    22,355       1.40%         4.86%                    1.98%                   4.28%           67%

SMALL CAP GROWTH FUND
9/1/03 Through 2/29/04      $   178,510       1.20%        (1.05%)                   1.36%                  (1.21%)          34%
Year Ended 8/31/03          $   122,535       1.20%        (1.08%)                   1.44%                  (1.32%)          79%
Year Ended 8/31/02          $    40,418       1.20%        (1.14%)                   1.54%                  (1.48%)         133%
10/2/00* Through 8/31/01    $    40,391       1.20%        (0.88%)                   1.83%                  (1.51%)         127%

  @ Calculated based upon average shares outstanding.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

INVESTOR CLASS SHARES

                                                            PER SHARE OPERATING PERFORMANCE:
                            -------------------------------------------------------------------------------------------------
                                           INCOME FROM INVESTMENT OPERATIONS:           LESS DISTRIBUTIONS:
                                        ---------------------------------------    -----------------------------
                                                        NET GAINS
                                                     OR LOSSES ON
                            NET ASSET          NET     SECURITIES
                               VALUE,   INVESTMENT          (BOTH    TOTAL FROM    DISTRIBUTIONS                    NET ASSET
                            BEGINNING       INCOME   REALIZED AND    INVESTMENT     FROM CAPITAL           TOTAL   VALUE, END
                            OF PERIOD       (LOSS)    UNREALIZED)    OPERATIONS            GAINS   DISTRIBUTIONS    OF PERIOD
BEHAVIORAL GROWTH FUND
9/1/03 Through 2/29/04      $   18.27        (0.15)          1.96          1.81               --              --   $    20.08
Year Ended 8/31/03          $   12.07        (0.18)@         6.38          6.20               --              --   $    18.27
Year Ended 8/31/02          $   14.32        (0.21)@        (2.04)        (2.25)              --              --   $    12.07
Year Ended 8/31/01          $   30.21        (0.28)@       (14.47)       (14.75)            1.14            1.14   $    14.32
Year Ended 8/31/00          $   21.31        (0.38)@         9.28          8.90               --              --   $    30.21
Year Ended 8/31/99          $   11.85        (0.20)@         9.66          9.46               --              --   $    21.31

  @ Calculated based upon average shares outstanding.
(a) Not annualized for periods less than one year.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                            PER SHARE OPERATING PERFORMANCE:
                            --------------------------------
                                                       TOTAL
                                                  RETURN (a)
BEHAVIORAL GROWTH FUND
9/1/03 Through 2/29/04                                  9.91%
Year Ended 8/31/03                                     51.37%
Year Ended 8/31/02                                    (15.71%)
Year Ended 8/31/01                                    (49.82%)
Year Ended 8/31/00                                     41.76%
Year Ended 8/31/99                                     79.83%

                                                                 RATIOS/SUPPLEMENTAL DATA:
                            ---------------------------------------------------------------------------------------------------
                                                              RATIOS TO AVERAGE NET ASSETS: #
                                          -----------------------------------------------------------------------
                                                                                                   NET INVESTMENT
                            NET ASSETS,                      NET                 EXPENSES           INCOME (LOSS)
                                 END OF               INVESTMENT         WITHOUT WAIVERS,        WITHOUT WAIVERS,     PORTFOLIO
                                 PERIOD        NET        INCOME           REIMBURSEMENTS          REIMBURSEMENTS      TURNOVER
                             (THOUSANDS)   EXPENSES        (LOSS)     AND EARNINGS CREDITS    AND EARNINGS CREDITS      RATE (a)
BEHAVIORAL GROWTH FUND
9/1/03 Through 2/29/04      $    12,838       1.65%        (1.53%)                   1.80%                  (1.68%)          67%
Year Ended 8/31/03          $    10,230       1.65%        (1.32%)                   1.82%                  (1.49%)         129%
Year Ended 8/31/02          $     6,301       1.65%        (1.51%)                   1.84%                  (1.70%)          94%
Year Ended 8/31/01          $     8,114       1.65%        (1.51%)                   1.78%                  (1.64%)          97%
Year Ended 8/31/00          $    19,077       1.65%        (1.32%)                   1.82%                  (1.49%)          90%
Year Ended 8/31/99          $     4,590       1.65%        (1.09%)                   2.33%                  (1.77%)          72%

#   Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

UNDISCOVERED MANAGERS FUNDS

REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES AND SHAREHOLDERS OF
UNDISCOVERED MANAGERS FUNDS

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Undiscovered Managers Behavioral Growth Fund, Undiscovered Managers Behavioral Value Fund, Undiscovered Managers REIT Fund and UM Small Cap Growth Fund (hereafter collectively referred to as the "Funds") at February 29, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the six months then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets and the financial highlights for the periods ended August 31, 2003 were audited by other independent auditors whose report, dated October 17, 2003, expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

April 23, 2004

UNDISCOVERED MANAGERS FUNDS

CHANGE IN AUDITORS (UNAUDITED)

Effective January 30, 2004, Deloitte & Touche LLP ("D&T") withdrew as the Funds' independent auditors due to D&T's business relationship with J.P. Morgan Chase and Co. Upon the recommendation of the Audit Committee, the Funds' Board of Trustees, including the Trustees who are not "interested persons" of the Funds, selected PricewaterhouseCoopers LLP as the Funds' independent auditors. D&T's report on the Funds' financial statements for the periods ended August 31, 2002 and August 31, 2003 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to the uncertainty, audit scope or accounting principles. During the period ended February 29, 2004, (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused D&T to make reference to the subject matter of disagreements in connection with its report on the Funds' financial statements for August 31, 2002 and August 31, 2003, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

UNDISCOVERED MANAGERS FUNDS

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

At the Special Meeting of Shareholders of the Funds held on January 13, 2004, shares were voted as follows on the three proposals presented to the
Stockholders:

1. To approve a Management Agreement relating to the Funds by and between the Trust and JPMIM effective January 30, 2004.

                              FOR                  AGAINST               ABSTAIN
FUND
BGF             3,669,771 (56.49%)          38,533 (0.59%)        22,067 (0.34%)
BVF             1,538,481 (88.09%)           9,165 (0.53%)         2,253 (0.13%)
RF              9,768,919 (90.42%)         214,051 (1.98%)        87,329 (0.81%)
SCGF            7,389,102 (54.54%)          18,286 (0.14%)        40,526 (0.30%)

2. A. To approve a Sub-Advisory Agreement relating to BGF and BVF by and between JPMIM and Fuller & Thaler Asset Management effective January 30, 2004.

                              FOR                  AGAINST               ABSTAIN
FUND
BGF             3,669,263 (56.48%)          38,794 (0.60%)        22,315 (0.34%)
BVF             1,538,481 (88.09%)           9,165 (0.53%)         2,253 (0.13%)

B. To approve a Sub-Advisory Agreement relating to RF by and between Undiscovered Managers, LLC and JPMIM.

                              FOR                  AGAINST               ABSTAIN
                9,762,360 (90.36%)         214,009 (1.98%)        93,930 (0.87%)

C. To approve a Sub-Advisory Agreement relating to SCGF by and between JPMIM and Mazama Capital Management, Inc. effective January 30, 2004.

                              FOR                  AGAINST               ABSTAIN
FUND
                7,380,976 (54.48%)          26,412 (0.20%)        40,526 (0.30%)

3. To elect a new Board of Trustees of the Trust composed of the following persons:

                                                       FOR               AGAINST
TRUSTEE
William J. Armstrong                   22,590,280 (67.81%)       720,276 (2.16%)
Roland R. Eppley, Jr.                  22,580,535 (67.78%)       730,021 (2.19%)
Dr. Matthew Goldstein                  22,587,161 (67.80%)       723,395 (2.17%)
Anne Maynard Gray                      22,594,761 (67.83%)       715,796 (2.15%)
Matthew Healey                         22,585,397 (67.80%)       725,159 (2.18%)
Robert J. Higgins                      22,590,280 (67.81%)       720,276 (2.16%)
William G. Morton, Jr.                 22,582,030 (67.79%)       728,526 (2.19%)
Fergus Reid, III                       22,577,133 (67.77%)       733,424 (2.20%)
James J. Schonbachler                  22,590,280 (67.81%)       720,276 (2.16%)
Leonard M. Spalding, Jr.               21,877,447 (65.67%)      1,433,109(4.30%)

JPMORGAN FAMILY OF FUNDS

U.S. EQUITY FUNDS

CAPITAL GROWTH FUND
DISCIPLINED EQUITY FUND
DIVERSIFIED FUND
DYNAMIC SMALL CAP FUND
EQUITY GROWTH FUND
EQUITY INCOME FUND
GROWTH AND INCOME FUND
MID CAP EQUITY FUND
MID CAP GROWTH FUND
MID CAP VALUE FUND
SMALL CAP EQUITY FUND
SMALL CAP GROWTH FUND
TRUST SMALL CAP EQUITY FUND
U.S. EQUITY FUND
U.S. SMALL COMPANY FUND
U.S. SMALL COMPANY OPPORTUNITIES FUND
VALUE OPPORTUNITIES FUND

INTERNATIONAL EQUITY FUNDS

FLEMING ASIA EQUITY FUND
FLEMING EMERGING MARKETS EQUITY FUND
FLEMING EUROPEAN FUND
FLEMING INTERNATIONAL EQUITY FUND
FLEMING INTERNATIONAL GROWTH FUND
FLEMING INTERNATIONAL OPPORTUNITIES FUND
FLEMING INTERNATIONAL VALUE FUND
FLEMING JAPAN FUND

SPECIALTY FUNDS

GLOBAL 50 FUND
GLOBAL HEALTHCARE FUND
MARKET NEUTRAL FUND

TAX AWARE FUNDS

FLEMING TAX AWARE INTERNATIONAL
   OPPORTUNITIES FUND
TAX AWARE DISCIPLINED EQUITY FUND
TAX AWARE ENHANCED INCOME FUND
TAX AWARE LARGE CAP GROWTH FUND
TAX AWARE LARGE CAP VALUE FUND
TAX AWARE SHORT-INTERMEDIATE INCOME FUND
TAX AWARE U.S. EQUITY FUND

INCOME FUNDS

BOND FUND
BOND FUND II
ENHANCED INCOME FUND
FLEMING EMERGING MARKETS DEBT FUND
GLOBAL STRATEGIC INCOME FUND
SHORT TERM BOND FUND
SHORT TERM BOND FUND II
STRATEGIC INCOME FUND
U.S. TREASURY INCOME FUND

TAX FREE FUNDS

CALIFORNIA BOND FUND
INTERMEDIATE TAX FREE INCOME FUND
NEW JERSEY TAX FREE INCOME FUND
NEW YORK INTERMEDIATE TAX FREE INCOME FUND
TAX FREE INCOME FUND

MONEY MARKET FUNDS

100% U.S. TREASURY SECURITIES
   MONEY MARKET FUND
CALIFORNIA TAX FREE MONEY MARKET FUND
FEDERAL MONEY MARKET FUND
LIQUID ASSETS MONEY MARKET FUND
NEW YORK TAX FREE MONEY MARKET FUND
PRIME MONEY MARKET FUND
TAX FREE MONEY MARKET FUND
TREASURY PLUS MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND

UNDISCOVERED MANAGERS FUNDS

BEHAVIORAL GROWTH FUND
BEHAVIORAL VALUE FUND
REIT FUND
SMALL CAP GROWTH FUND

               Funds may be registered under separate registrants.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

A list of portfolio holdings is available fifteen days after month end upon request. Please contact yourJPMorgan Fleming representative or call 1-800-766-7722 to obtain further information.

Investors should carefully read the fund prospectus which includes information on the Fund's investment objectives, risk, as well as charges and expenses along with other information. Investors should review the information in the prospectus carefully before investing. For up to date month-end performance information, or to receive a fund prospectus please call 800 348-4782. Please read carefully before investing or sending money.

A copy of proxy policies and procedures is available without charge upon request by calling 1 -800-348-4782 and on the Commission's website at http://www.sec.gov.

JPMorgan Funds Fulfillment Center                                   PRSRT STD
   600 North Bedford Street                                       U.S. POSTAGE
   East Bridgewater, MA 02333                                         PAID
                                                                   PERMIT 2891
                                                                 KANSAS CITY, MO


(C)J.P. Morgan Chase & Co., 2004 All rights reserved. April 2004. SAN-UM-204(C)

ITEM 2.  CODE OF ETHICS.

     (a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

NOT APPLICABLE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                 (i) Has at least one audit committee financial expert serving on its audit committee; or

                 (ii) Does not have an audit committee financial expert serving on its audit committee.

         (2) If the registrant provides the disclosure required by paragraph
             (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                 (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                 (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

     (3)  If the registrant provides the disclosure required by paragraph
     (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
         Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

         (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        Undiscovered Managers Funds
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Patricia A. Maleski
                         -------------------------------------------------------
                                    Patricia A. Maleski, Treasurer

Date              April 29, 2004
    ----------------------------------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Patricia A. Maleski
                         -------------------------------------------------------
                                    Patricia A. Maleski, Treasurer

Date              April 29, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)*           /s/ George C.W. Gatch
                         -------------------------------------------------------
                                    George C.W. Gatch, President

Date              April 29, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.